As filed with the Securities and Exchange Commission on January 4, 2008
Securities Act File No.

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. ☐

ING INVESTORS TRUST

(Exact Name of Registrant as Specified in Charter)

7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034

(Address of Principal Executive Offices) (Zip Code)

1-800-366-0066

(Registrant’s Area Code and Telephone Number)

Huey P. Falgout. Jr.

ING U.S. Legal Services

7337 East Doubletree Ranch Road

Scottsdale, AZ 85258

(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on February 4, 2008, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule
24f-2 under the Investment Company Act of 1940, as amended.

ING LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-262-3862

February 26, 2008

Dear Variable Contract Owner/Plan Participant:

The Board of Directors has called a Special Meeting of shareholders of ING Legg Mason Partners Large Cap Growth Portfolio (“Legg Mason Partners Large Cap Growth Portfolio”), which is scheduled for 10:00 a.m., Local time, on April 10, 2008, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

The Board of Directors of Legg Mason Partners Large Cap Growth Portfolio has reviewed and recommends the proposed reorganization (the “Reorganization”) of Legg Mason Partners Large Cap Growth Portfolio with and into ING Marsico Growth Portfolio (“Marsico Growth Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”).  The Portfolios are members of the mutual fund group called the “ING Funds.”

Shares of Legg Mason Partners Large Cap Growth Portfolio have been purchased at your direction by your insurance company (“Insurance Company”) through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each a “Variable Contract”) or at your direction by your qualified pension or retirement plan (“Qualified Plan”).  Your Insurance Company and/or Qualified Plan, as the legal owner of that separate account, has been asked to approve the Reorganization.  You, as either a participant in a Qualified Plan (“Plan Participant”) or as an owner of a Variable Contract for which Legg Mason Partners Large Cap Growth Portfolio serves as an investment option, are being asked by your Qualified Plan and/or Insurance Company for instructions as to how to vote the shares of Legg Mason Partners Large Cap Growth Portfolio to which you have either allocated cash values under your Variable Contract or invested through your Qualified Plan.  As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus (“Proxy Statement/Prospectus”) and voting instructions card are, therefore, being furnished to Variable Contract owners and Plan Participants entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest or the Qualified Plan in which you are a participant will own shares of Marsico Growth Portfolio instead of shares of Legg Mason Partners Large Cap Growth Portfolio.  The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger portfolio with a similar investment objective.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS OF LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO APPROVED THIS PROPOSAL AND RECOMMENDS SHAREHOLDERS VOTE “FOR” THE PROPOSAL.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed.  We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience.

Your vote is important regardless of the number of shares attributable to your Variable Contract and/or Qualified Plan.  To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and provide voting instructions.  It is important that your voting instructions be received no later than April 9, 2008.

Legg Mason Partners Large Cap Growth Portfolio is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process.  As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

Shaun P. Mathews,
President and Chief Executive Officer

ING LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-262-3862

Notice of Special Meeting of Shareholders
of ING Legg Mason Partners Large Cap Growth Portfolio
Scheduled for April 10, 2008

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING Legg Mason Partners Large Cap Growth Portfolio (“Legg Mason Partners Large Cap Growth Portfolio”) is scheduled for April 10, 2008, at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

(1)

To approve an Agreement and Plan of Reorganization by and between Legg Mason Partners Large Cap Growth Portfolio and ING Marsico Growth Portfolio (“Marsico Growth Portfolio”), providing for the reorganization of Legg Mason Partners Large Cap Growth Portfolio with and into Marsico Growth Portfolio; and

(2)

To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

Shareholders of record as of the close of business on January 11, 2008, are entitled to notice of, and to vote at, the Special Meeting, and are also entitled to vote at any adjournment thereof.  Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD, so that a quorum will be present and a maximum number of shares may be voted.  Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Legg Mason Partners Large Cap Growth Portfolio or by voting in person at the Special Meeting.

By Order of the Board of Directors

Huey P. Falgout, Jr.

Secretary

February 26, 2008

PROXY STATEMENT/PROSPECTUS

February 26, 2008

TABLE OF CONTENTS

INTRODUCTION	1

SUMMARY	3
The Proposed Reorganization	3
Comparison of Investment Objectives and Principal Investment Strategies	6
Comparison of Portfolio Characteristics	10
Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios	11
Comparison of Portfolio Performance	15

COMPARISON OF FEES AND EXPENSES	18
Management Fees	18
Sub-Adviser Fees	18
Administration Fees	19
Distribution and Service Fees	19
Expense Limitation Arrangements	19
Expense Tables	19
Portfolio Expenses	20
Portfolio Transitioning	22
Key Differences in Rights of Legg Mason Partners Large Cap Growth Portfolio’s Shareholders and Marsico Growth Portfolio’s Shareholders	22

INFORMATION ABOUT THE REORGANIZATION	24
The Reorganization Agreement	24
Reasons for the Reorganization	24
Board Considerations	25
Tax Considerations	25
Expenses of the Reorganization	26
Future Allocation of Premiums	26

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS	27
Form of Organization	27
Advisers	27
Distributor	27
Dividends, Distributions and Taxes	28
Capitalization	29

GENERAL INFORMATION ABOUT THE PROXY STATEMENT	30
Solicitation of Proxies	30
Voting Rights	30
Other Matters to Come Before the Special Meeting	31
Shareholder Proposals	31

APPENDICES
Appendix A- Agreement and Plan of Reorganization	A-1
Appendix B- Additional Information Regarding ING Marsico Growth Portfolio	B-1
Appendix C- Security Ownership of Certain Beneficial and Record Owners	C-1

PROXY STATEMENT/PROSPECTUS

February 26, 2008

PROXY STATEMENT FOR:

ING LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO

(A Series of ING Partners, Inc.)

7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-262-3862

PROSPECTUS FOR:

ING MARSICO GROWTH PORTFOLIO

(A Series of ING Investors Trust)
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-366-0066

INTRODUCTION

This combined proxy statement and prospectus (“Proxy Statement/Prospectus”) relates to a Special Meeting of shareholders of ING Legg Mason Partners Large Cap Growth Portfolio (“Legg Mason Partners Large Cap Growth Portfolio”) to be held on April 10, 2008.  As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (“Reorganization”) of Legg Mason Partners Large Cap Growth Portfolio with and into ING Marsico Growth Portfolio (“Marsico Growth Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”).

Shares of Legg Mason Partners Large Cap Growth Portfolio are not offered directly to the public but are sold to qualified pension and retirement plans (each a “Qualified Plan”) and to separate accounts (“Separate Accounts”) of certain participating life insurance companies (“Participating Insurance Companies”) and are used to fund variable annuity and/or variable life contracts (each, a “Variable Contract” and collectively, “Variable Contracts”).  Participants in a Qualified Plan (“Plan Participants”) or Variable Contract owners who select a Portfolio for investment through a Qualified Plan or Variable Contract, respectively, have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio.  The Qualified Plan or Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio’s shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Plan Participants and Variable Contract owners.  As such and for ease of reference throughout the Proxy Statement/Prospectus, Plan Participants and Variable Contract holders will be referred to as “shareholders” of the Portfolios.

Because you, as a shareholder of Legg Mason Partners Large Cap Growth Portfolio, are being asked to approve the Agreement and Plan of Reorganization (the “Reorganization Agreement”) that will result in a transaction in which you will ultimately hold shares of Marsico Growth Portfolio, this Proxy Statement also serves as a Prospectus for Marsico Growth Portfolio.  Marsico Growth Portfolio is a diversified, open-end management investment company, which seeks capital appreciation.

This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization.  A Statement of Additional Information (“SAI”) relating to this Proxy Statement, dated February 26, 2008, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.  For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Adviser Class (“ADV Class”), Initial Class (“Class I”) and Service Class (“Class S”) prospectuses of Legg Mason Partners Large Cap Growth Portfolio, dated April 30, 2007, which are incorporated by reference (File No. 333-32575); and the Class I and Class S prospectuses of Marsico Growth Portfolio, dated April 30, 2007.  Each Portfolio’s SAI, dated April 30, 2007, is also incorporated by reference (for Legg Mason Partners Large Cap Growth Portfolio, File No: 333-32575; for Marsico Growth Portfolio, File No: 033-23512).  Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information.  The annual report for each Portfolio for the fiscal year ended December 31, 2006 (for Legg Mason Partners Large Cap Growth Portfolio, File No: 811-08319; for Marsico Growth Portfolio, File No: 811-05629) and the semi-annual report for each Portfolio, for the fiscal period ended June 30, 2007 (for Legg Mason Partners Large Cap Growth Portfolio, File No: 811-08319; for Marsico Growth Portfolio, File No: 811-05629) are incorporated herein by reference.  For a copy of the current prospectus, SAI, annual report, and semi-annual report for each of the Portfolios without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or call 1-800-262-3862.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), and files reports, proxy materials and other information with the SEC. You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information at the SEC’s Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-551-8090. Such materials are also available in the EDGAR Database on the SEC’s internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Office of Consumer Affairs and Information, U.S. Securities and Exchange Commission, 100 F Street N.E. Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY

You should read this entire Proxy Statement/Prospectus carefully.  You should also review the Reorganization Agreement, which is attached hereto as Appendix A.  Also, you should consult the  Class I and Class S prospectuses, all dated April 30, 2007, for more information about Marsico Growth Portfolio.

The Proposed Reorganization

At a meeting held on December 5, 2007, the Board of Directors of Legg Mason Partners Large Cap Growth Portfolio approved the Reorganization Agreement.  Subject to shareholder approval, the Reorganization Agreement provides for:

•                  the transfer of all of the assets of Legg Mason Partners Large Cap Growth Portfolio to Marsico Growth Portfolio in exchange for shares of beneficial interest of Marsico Growth Portfolio;

•                  the assumption by Marsico Growth Portfolio of the liabilities of Legg Mason Partners Large Cap Growth Portfolio known as of the Closing Date (as described below);

•                  the distribution of shares of Marsico Growth Portfolio to the shareholders of Legg Mason Partners Large Cap Growth Portfolio; and

•                  the complete liquidation of Legg Mason Partners Large Cap Growth Portfolio.

Shares of Marsico Growth Portfolio would be distributed to shareholders of Legg Mason Partners Large Cap Growth Portfolio so that each shareholder would receive a number of full and fractional shares of Marsico Growth Portfolio equal to the aggregate value of shares of Legg Mason Partners Large Cap Growth Portfolio held by such shareholder.

As a result of the Reorganization, each owner of ADV Class and Class S shares of Legg Mason Partners Large Cap Growth Portfolio would become a shareholder of  Class S shares of Marsico Growth Portfolio and each owner of Class I shares of Legg Mason Partners Large Cap Growth Portfolio would become an owner of Class I shares of Marsico Growth Portfolio.  The Reorganization is expected to be effective on April 26, 2008, or such other date as the parties may agree (the “Closing Date”).

Each shareholder will hold, immediately after the Closing Date, shares of Marsico Growth Portfolio having an aggregate value equal to the aggregate value of the shares of Legg Mason Partners Large Cap Growth Portfolio held by that shareholder on the Closing Date.

In considering whether to approve the Reorganization, you should note that:

•                  Both Portfolios primarily invest in equity securities;

•                  The Portfolios have similar investment objectives; while Legg Mason Partners Large Cap Growth Portfolio seeks long-term capital appreciation, Marsico Growth Portfolio seeks capital appreciation;

•                  Marsico Growth Portfolio is the larger Portfolio, with approximately $912,846,808 in net assets, compared to $39,653,388 of net assets for Legg Mason Partners Large Cap Growth Portfolio, as of June 30, 2007;

•                  The Portfolios are advised by Directed Services, LLC (the “Adviser” or “DSL”); Legg Mason Partners Large Cap Growth Portfolio is sub-advised by ClearBridge Advisors, LLC (“ClearBridge”), while Marsico Growth Portfolio is sub-advised by Marsico Capital Management, LLC (the “Sub-Adviser” or “Marsico”);

•                  Legg Mason Partners Large Cap Growth Portfolio, which commenced operations on May 1, 2003, has a shorter track record than Marsico Growth Portfolio, which commenced operations on August 14, 1998;

•                  The purchase and redemption of shares of each Portfolio may be made by Separate Accounts of Participating Insurance Companies and by Plan Participants in a Qualified Plan; consequently, Variable Contract owners and Plan Participants should consult the underlying product prospectus or Qualified Plan documents, respectively, with respect to purchases, exchanges and redemption of shares;

•                  Each Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”);

•                  In connection with the Reorganization, certain holdings of Legg Mason Partners Large Cap Growth Portfolio may be sold shortly prior to the Closing Date.  The sub-adviser to Marsico Growth Portfolio may also sell portfolio securities that it acquired from Legg Mason Partners Large Cap Growth Portfolio after the Closing Date.  In addition, both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process.  Such sales and purchases would result in increased transaction costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios;

•                  The proposed Reorganization is expected to result in lower net operating expenses as a percentage of net assets for all classes of shares of the disappearing Legg Mason Partners Large Cap Growth Portfolio; and

•                  The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization; accordingly, pursuant to this treatment, neither Legg Mason Partners Large Cap Growth Portfolio nor its shareholders, nor Marsico Growth Portfolio nor its shareholders are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.

Prior to the Closing Date, Legg Mason Partners Large Cap Growth Portfolio will pay to the Participating Insurance Companies’ Separate Accounts and Qualified Plans that own its shares, a cash distribution that is intended to distribute any undistributed investment company taxable income and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

The unaudited gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for shares of each Portfolio as of June 30, 2007, are as follows:

	ADV Class		Class I	Class S
Gross Expenses Before the Reorganization:
Legg Mason Partners Large Cap Growth Portfolio(1)	1.34	%(1)	0.84%	1.09%
Marsico Growth Portfolio	N/A		0.77%	1.02%

	ADV Class		Class I	Class S
Net Expenses Before the Reorganization (After fee waiver)
Legg Mason Partners Large Cap Growth Portfolio(1)	1.34	%(1)	0.84%	1.09%
Marsico Growth Portfolio	N/A		0.77%	1.02%

	ADV Class	Class I	Class S
After the Reorganization: Marsico Growth Portfolio Pro Forma
Gross estimated expenses of Marsico Growth Portfolio(1)	N/A	0.77%	1.02%
Net estimated expenses of Marsico Growth Portfolio	N/A	0.77%	1.02%

(1)                  While the Marsico Growth Portfolio has an ADV Class, the ADV Class of Legg Mason Partners Large Cap Growth Portfolio will merge into the Class S Marsico Growth Portfolio, resulting in approximately 0.32% lower net expense ratio.

Approval of the Reorganization Agreement requires an affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote.  The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at the meeting.  A majority of the shareholders present in person or proxy may adjourn the meeting, (i) in the absence of a quorum at such meeting or (ii), in the event of a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless the adjournment is more than 120 days, or if after the adjournment a new record date is fixed.

AFTER CAREFUL CONSIDERATION, THE BOARD OF DIRECTORS (“BOARD”) OF LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO APPROVED THE PROPOSED REORGANIZATION.  THE BOARD RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSED REORGANIZATION.

Comparison of Investment Objectives and Principal Investment Strategies

The following summarizes the investment objective, principal investment strategies and management differences, if any, between Legg Mason Partners Large Cap Growth Portfolio and Marsico Growth Portfolio:

	Legg Mason Partners Large Cap Growth Portfolio	Marsico Growth Portfolio
Investment Objective	Long-term capital appreciation. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.	Capital appreciation. The Portfolio’s investment objective is not fundamental and may be changed without a shareholder vote.

Principal Investment Strategies

•                  The Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-cap companies and related investments.

•                  The Portfolio will provide shareholders with at least 60 days’ prior written notice of any change in this non-fundamental investment policy. For the purposes of this 80% policy, large-capitalization companies are considered to be companies with market capitalizations similar to companies in the Russell 1000® Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Portfolio are still considered to be securities of large-capitalization companies for purposes of this 80% policy. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

•                  ClearBridge emphasizes individual security selection while diversifying the Portfolio’s investments across industries, which may help to reduce risk. ClearBridge attempts to identify established large capitalization companies with the highest growth potential. ClearBridge then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, ClearBridge attempts to

•                  The Portfolio invests primarily in equity securities selected for their long-term growth potential. The Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies. The Sub-Adviser defines large companies as companies that typically have market capitalizations in the range of $4 billion or more at the time of purchase. The Portfolio may hold a limited number of additional common stocks at times, such as when the Sub-Adviser is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions.

•                  In selecting investments for the Portfolio, the Sub-Adviser uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

•                  The “top-down” approach generally takes into consideration such macroeconomic factors as interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, the Sub-Adviser may also examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation and the sustainability of financial trends observed. As a result of the “top-down” analysis, the Sub-Adviser seeks to identify sectors, industries and companies

Legg Mason Partners Large Cap Growth Portfolio	Marsico Growth Portfolio

identify the best values available among the growth companies listed.

In selecting individual companies for investment, ClearBridge considers:

•                  favorable earnings prospects;

•                  technological innovation;

•                  industry dominance;

•                  competitive products and services;

•                  global scope;

•                  long-term operating history;

•                  consistent and sustainable long-term growth in dividends and earnings per share;

•                  strong cash flow;

•                  high return on equity;

•                  strong financial condition; and

•                  experienced and effective management.

•                  The Portfolio may invest in foreign securities (including emerging market securities) directly or through depositary receipts. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

•                  ClearBridge may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

that may benefit from the overall trends the Sub-Adviser has observed.

•                  The Sub-Adviser then looks for individual companies with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company may be a suitable investment, the Sub-Adviser may focus on any number of different attributes, that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards, and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; and reasonable valuations in the context of projected growth rates and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

•                  As part of this fundamental, “bottom-up” research, the Sub-Adviser may visit with various levels of a company’s management, as well as with (as relevant) its customers, suppliers, distributors, and competitors. The Sub-Adviser also may prepare detailed earnings and cash flow models of companies. These models may assist the Sub-Adviser in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance.

Legg Mason Partners Large Cap Growth Portfolio	Marsico Growth Portfolio

The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

•                  The Sub-Adviser may reduce or sell investments in portfolio companies if, in the opinion of the Sub-Adviser, a company’s fundamentals change substantively, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

•                  The Portfolio’s core investments generally are comprised of established companies and securities that exhibit growth characteristics. However, the Portfolio also may typically include companies with more aggressive characteristics and companies undergoing significant changes (e.g., the introduction of a new product line, the appointment of a new management team, or an acquisition).

•                  If the Sub-Adviser is unable to find such investments, a significant portion of the Portfolio’s assets may be in cash or similar investments.

•                  The Portfolio may also invest in foreign securities including American Depositary Receipts (“ADRs”) or other depositary receipts (including in emerging or developing markets) and forward foreign currency contracts, futures and options.

•                  The Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector, though it will not invest

	Legg Mason Partners Large Cap Growth Portfolio	Marsico Growth Portfolio

more than 25% of its total assets in a particular industry within a sector.

•                  When the Sub-Adviser believes that market conditions are unfavorable for profitable investing, or it is otherwise unable to locate attractive investment opportunities, the Portfolio’s cash or similar investments may increase. In other words, the Portfolio may not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual – they represent the assets that remain after the Sub-Adviser has committed available assets to desirable investment opportunities.

•                  The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Investment Adviser	DSL	DSL

Sub-Adviser	ClearBridge	Marsico

Portfolio Manager(s)	Alan J. Blake	Thomas F. Marsico

As you can see from the chart, the investment objectives of the Portfolios are substantially similar.  While both Portfolios invest their assets in equity securities, the focus of those investments is slightly different.   Legg Mason Partners Large Cap Growth Portfolio invests at least 80% of its net assets in equity securities of large cap companies and related investments and uses the Russell 1000® Index to determine what are large cap companies.  Marsico Growth Portfolio will normally hold a core position of between 35 and 50 common stocks primarily emphasizing larger companies.  Marsico Growth Portfolio defines large companies as those that typically have capitalizations in the range of $4 billion or more at the time of purchase.  In contrast, the smallest company in the Russell 1000® Index has a market cap of about $2.5 billion.  Thus, Legg Mason Partners Large Cap Growth Portfolio can potentially invest in a broader range of companies than Marsico Growth Portfolio.  Another notable difference between the Portfolios is that Marsico Growth Portfolio may invest more than 25% of its total assets in securities of companies in a single market sector.  Moreover, Marsico Growth Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.  Legg Mason Partners Large Cap Growth Portfolio does not have such a lending policy.   With respect to each Portfolio’s ability to invest in foreign securities there are a few variations to be aware of.  Both Portfolios may invest in foreign securities, including emerging countries directly or through depositary receipts.  However, Marsico Growth Portfolio may also invest in foreign securities and depository receipts of developing countries and forward currency contracts, futures and options.  While Legg Mason Partners Large Cap Growth Portfolio may invest up to 20% of its assets in foreign securities, Marsico Growth does not state such a limit.  Please refer to the “Comparison of Portfolio Characteristics” table on the next page for more specific information regarding the characteristics of the Portfolios.

Comparison of Portfolio Characteristics

The following table compares certain characteristics of the Portfolios as of June 30, 2007:

	Legg Mason Partners Large Cap Growth Portfolio		Marsico Growth Portfolio
Net Assets	$39,653,388		$912,846,808

Number of Holdings	33		55

Portfolio Turnover Rate(1)	7%		18%

Average market capitalization(2) of companies in the Portfolio	$73,944,160,360		$48,989,555,514

Market capitalization(2) range of companies in Portfolio:
Holdings in companies with market capitalizations over $10 billion (as a % of market value*)	88.2%		80.9%
Holdings in companies with market capitalizations between $10 billion and $1 billion (as a % of market value*)	11.8%		4.3%
Holdings in companies with market capitalizations under $1 billion (as a % of market value*)	0.0%		0.0%

	Internet	21.1%	Retail	10.7%
	Biotechnology	13.6%	Transportation	9.0%
Top 5 Industries (as % of net assets)	Telecommunications	9.7%	Diversified Financial Services	8.8%
	Diversified Financial Services	8.5%	Aerospace/Defense	8.3%
	Software	7.6%	Telecommunications	7.5%

U.S. Equity Securities (as a % of market value*)	$39,057,135	100%	$772,186,233	85%

Foreign Securities (as a % of market value*)	$0	0%	$134,893,978	15%

	Amazon.com, Inc.	8.6%	UnitedHealth Group, Inc.	6.8%
	Genentech, Inc.	5.4%	Comcast Corp. – Class A	4.1%
	Amgen, Inc.	4.3%	Goldman Sachs Group, Inc.	3.7%
	Berkshire Hathaway, Inc. – Class A	4.1%	Genentech, Inc.	3.5%
Top 10 Holdings (as a % of net assets)	Texas Instruments, Inc.	4.1%	McDonald’s Corp.	3.2%
	Merrill Lynch & Co., Inc.	3.7%	FedEx Corp.	3.2%
	Yahoo!, Inc.	3.4%	Toyota Motor Corp. ADR	3.2%
	Akamai Technologies, Inc.	3.3%	Lockheed Martin Corp.	3.1%
	WM Wrigley Jr. Co.	3.1%	General Dynamics Corp.	3.1%
	Time Warner, Inc.	3.0%	UBS AG - New	3.0%

*  Excluding fixed-income securities and short-term investments.

(1)                  For the six-month period ended June 30, 2007.

(2)                  For U.S. equities only.

Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios

Because of the similarities in the investment objectives and strategies of the Portfolios, many of the risks of investing in Marsico Growth Portfolio are the same as the risks of investing in Legg Mason Partners Large Cap Growth Portfolio.  The value of each Portfolio’s shares may go up or down, sometimes rapidly and unpredictably.  Market conditions, financial conditions of issuers represented in the Portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio’s shares.  The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios, as disclosed in each Portfolio’s prospectus.  The fact that a risk is not listed as a principal risk in a portfolio’s prospectus does not necessarily mean that shareholders of that Portfolio are not subject to that risk.  You may lose money on your investment in either Portfolio.

Depositary Receipts Risk. Both Portfolios are subject to depositary receipts risk.  The Portfolios may invest in depositary receipts, including unsponsored depositary receipts.  Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Emerging Markets Investments Risk.  Both Portfolios are subject to the risk of emerging markets investments.  Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in countries with an emerging securities market. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete or unseasoned financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

Equity Securities Risk.  Both Portfolios are subject to equity securities risk.  Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities.  Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile.  The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities.  The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.  The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies declined or if overall market and economic conditions deteriorate.  Even investment in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions.  Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Foreign Investment Risk.  Both Portfolios are subject to foreign investment risk.  Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates; unstable political, social, and economic conditions; possible security illiquidity; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositaries than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; foreign taxation issues; and varying foreign controls on investments.  Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions.  In addition, securities of foreign companies may be denominated in foreign currencies and the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.  American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) are subject to risks of foreign investments, and they may not always track the price of the underlying foreign security.  These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Growth Investing Risk.  Both Portfolios are subject to growth investing risk.  Growth-oriented stocks typically sell at relatively high valuations as compared to other types of securities. Securities of growth companies may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential, they usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market. The market may not favor growth-oriented stocks or may not favor equities at all. In addition, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Market and Company Risk. Both Portfolios are subject to market and company risk.  The price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings or losses. Stock prices in general may decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Further, even though the stock market is cyclical in nature, returns from a particular stock market segment in which a portfolio invests may still trail returns from the overall stock market.

Convertible Securities Risk.  Legg Mason Partners Large Cap Growth Portfolio is subject to convertible securities risk.  The value of convertible securities may fall when interest rates rise and increase as interest rates fall.  Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities.  Their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates.  The Portfolio could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Credit Risk.  Legg Mason Partners Large Cap Growth Portfolio is subject to credit risk.  The Portfolio could lose money if a bond issuer (debtor) fails to repay interest and principal in a timely manner or if it goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. High-yield/high-risk bonds are especially subject to credit risk and are considered to be mostly speculative in nature.

Interest Rate Risk.  Legg Mason Partners Large Cap Growth Portfolio is subject to interest rate risk.  The value of debt securities and short-term money market instruments generally tend to move in the opposite direction to interest rates. When interest rates are rising, the prices of debt securities tend to fall. When interest rates are falling, the prices of debt securities tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than bonds with shorter durations or money market instruments. Further, economic and market conditions may cause issuers to default or go bankrupt.

Over-the-Counter (“OTC”) Investment Risk.  Legg Mason Partners Large Cap Growth Portfolio is subject to OTC investment risk.  Investing in securities traded on the OTC securities market can involve greater risk than is customarily associated with investing in securities traded on the New York or American Stock Exchanges since OTC securities are generally securities of companies that are smaller or newer than those listed on the New York or American Stock Exchanges. For example, these companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings and thus may create a greater risk of loss than securities of larger capitalization or established companies.

Derivatives Risk.  Marsico Growth Portfolio is subject to derivatives risk.  The Portfolio may use futures, options, swaps and other derivative instruments to hedge or protect the Portfolio from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Portfolio’s investment objective.  The Portfolio may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency.  The Portfolio’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index.  Derivative securities are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Portfolio and may reduce returns for the Portfolio.  Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument.  A risk of using derivatives is that the

Portfolio’s sub-adviser might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivatives.

Inability to Sell Securities Risk.  Marsico Growth Portfolio is subject to inability to sell securities risk.  Certain securities generally trade in lower volume and may be less liquid than securities of large established companies.  These less liquid securities could include securities of small- and mid-sized U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in countries with an emerging securities market.  The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

Investment Models Risk.  Marsico Growth Portfolio is subject to investment models risk.  The proprietary model used by the Portfolio’s Sub-Adviser to evaluate securities or securities markets is based on the Sub-Adviser’s understanding of the interplay of market factors and does not assure successful investment.   The markets, or the price of individual securities, may be affected by factors not foreseen in developing the models.

Manager Risk. Marsico Growth Portfolio is subject to manager risk.  The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no assurance that these will achieve the Portfolio’s objective. The Sub-Adviser could do a poor job in executing an investment strategy. The Sub-Adviser may use the investment techniques or invest in securities that are not part of the Portfolio’s principal investment strategy. For example, if market conditions warrant, instead of investing principally in equity securities, the Portfolio may temporarily invest in U.S. government securities, high-quality corporate fixed-income securities, mortgage-related and asset-backed securities or money market instruments. Likewise, as a similar example, portfolios that invest principally in small- to medium-sized companies may shift to preferred stocks and larger-capitalization stocks. These shifts may alter the risk/return characteristics of the Portfolio and cause it to miss investment opportunities. Individuals primarily responsible for managing the Portfolio may leave their firm or be replaced.

Market Capitalization Risk.  Marsico Growth Portfolio is subject to market capitalization risk.  Stocks fall into three broad market capitalization categories – large, medium and small.  Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors.  For example, if valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of small- or medium-capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a portfolio that invests in larger, fully-valued companies.  Investing in small- and medium-capitalization companies may subject the portfolio to special risks associated with narrower product lines, more limited financial resources, small management groups, and a more limited trading market for their stocks as compared with larger companies.  As a result, stocks of small- and medium-capitalization companies may decline significantly in market downturns.  In addition, the market capitalization of a small- or mid-sized company may change due to appreciation in the stock price so that it may no longer have the attributes of the capitalization category that was considered at the time of purchase.

Market Trends Risk.  Marsico Growth Portfolio is subject to market trends risk.  Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions.  For example, from time to time, the stock market may not favor growth-oriented securities.  Rather, the market could favor value-oriented securities or may not favor equity securities at all.  Accordingly, the performance of the Portfolio may at times be better or worse than the performance of funds that focus on other types of stocks, or that have a broader investment style.

Price Volatility Risk.  Marsico Growth Portfolio is subject to price volatility risk.  The value of the Portfolio changes as the prices of its investments go up or down.  Equity securities face market, issuer and other risks and their values may fluctuate, sometimes rapidly and unpredictably.  Market risk is the risk that securities may decline in value due to factors affecting the securities markets generally or particular industries.  Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer.  While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.  The Portfolio invests in securities of larger companies, which sometimes have more stable prices than smaller companies.  However, the Portfolio may also invest in small- and mid-sized companies which may be more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification, and may be dependent on a few key managers.

Sector Risk. Marsico Growth Portfolio is subject to sector risk.  A sector is a group of selected industries, such as technology. The Portfolio may, at times, invest significant assets in securities of issuers in one or more sectors of the economy or stock market such as technology. To the extent the Portfolio’s assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the Portfolio than it would on a portfolio that has securities representing a broader range of investments.

Securities Lending Risk.  Marsico Growth Portfolio is subject to securities lending risk.  The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral.  Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all.  As a result, the Portfolio may lose money and there may be a delay in recovering the loaned securities.  The  Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Portfolio.  Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Portfolio.  When the Portfolio lends its securities, it is responsible for investing the cash collateral it receives from the borrower of the securities, and the Portfolio could incur losses in connection with the investment of such cash collateral.

Comparison of Portfolio Performance

Set forth below is the performance information for each Portfolio. The bar charts and tables below provide some indication of the risks of investing in each Portfolio by showing changes in the performance of each Portfolio from year to year and by comparing each Portfolio’s performance to that of a broad measure of market performance for the same period. The bar charts show the performance of the Portfolios’ Class S  for each year since inception. The performance information does not include insurance-related charges which are, or may be, imposed under a Variable Contract or expenses related to a Qualified Plan.  Any charges will reduce your return.  Thus, you should not compare the Portfolios’ performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract or direct expenses of your Qualified Plan.  Past performance is not necessarily an indication of how the Portfolios will perform in the future.

Legg Mason Partners Large Cap Growth Portfolio
Calendar Year-by-Year Return%(1)(2)(3)(4)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	ADV Class and S Class shares commenced operations on May 1, 2003.

(3)

Prior to November 8, 2004, the Portfolio was sub-advised by Fred Alger Management, Inc. and was known as ING Alger Capital Appreciation Portfolio. On November 8, 2004, the Portfolio’s principal investment strategies changed.

(4)	During the period shown in the chart, the Portfolio’s best quarterly performance was 11.34% for the 4th quarter of 2004, and the Portfolio’s worst quarter was (9.97)% for the 3rd quarter of 2004.

Comparison of Portfolio Performance

Marsico Growth Portfolio
Calendar Year-by-Year Return%(1)(2)(3)(4)

(1)

These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your Variable Contract or Qualified Plan, and would be lower if they did.

(2)	Class S shares commenced operations on August 14, 1998.

(3) Marsico Capital Management, LLC has managed the Portfolio since December 13, 2002. Performance prior to this date is attributable to a different sub-adviser.

(4)	During the period shown, the Portfolio’s best quarterly performance was 41.31% for the 4th quarter of 1999, and the Portfolio’s worst quarterly performance was (24.22)% for the 1st quarter of 2001.

Average Annual Total Return
(For the periods ended June 30, 2007)

	1 Year	5 Years		10 Years
	(or life of Class)	(or life of Class)		(or life of Class)

Legg Mason Partners Large Cap Growth Portfolio
ADV Class(1)	15.56%	9.32	%(2)	N/A
Class I	16.03%	9.84	%(3)	N/A
Class S	15.82%	9.55	%(4)	N/A
Russell 1000® Growth Index(5)	19.04%	12.13	%(6)	N/A
S&P 500® Index (7)	20.59%	14.67	%(8)	N/A

Marsico Growth Portfolio
Class I	13.71%	14.03	%(9)	N/A
S&P 500® Index(7)	20.59%	14.67	%(10)	N/A
Class S	13.42%	3.99	%(11)	N/A
S&P 500® Index(7)	20.59%	5.01	%(12)	N/A

(1)	ADV Class of Legg Mason Partners Large Cap Growth Portfolio will merge into Class S of Marsico Growth Portfolio, resulting in approximately 0.32% lower net expense ratio.

(2)	ADV Class of Legg Mason Partners Large Cap Growth Portfolio commenced operations on May 1, 2003.

(3)	Class I of Legg Mason Partners Large Cap Growth Portfolio commenced operations on May 1, 2003.

(4)	Class S of Legg Mason Partners Large Cap Growth Portfolio commenced operations on May 1, 2003.

(5)

The Russell 1000® Growth Index is an index of common stocks designed to track performance of large capitalization companies with greater than average growth orientation. It does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

(6)	The Russell 1000® Growth Index return is for the period beginning May 1, 2003.

(7)

The S&P 500® Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. It does not reflect fees, brokerage commissions, taxes or other expenses of investing. It is not possible to invest directly in the indices.

(8)	The S&P 500® Index return is for the period beginning May 1, 2003.

(9)	Class I of Marsico Growth Portfolio commenced operations on May 1, 2003.

(10)	The S&P 500® Index return is for the period beginning May 1, 2003.

(11)	Class S of Marsico Growth Portfolio commenced operations on August 14, 1998.

(12)	The S&P 500® Index return is for the period beginning August 1, 1998.

Additional information regarding Marsico Growth Portfolio is included in Appendix B to this Proxy Statement/Prospectus.

COMPARISON OF FEES AND EXPENSES

The following discussion describes and compares the fees and expenses of the Portfolios.  For further information on the fees and expenses of Marsico Growth Portfolio, see “Appendix B:  Additional Information Regarding Marsico Growth Portfolio.”

Management Fees

Each Portfolio pays DSL a management fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual management fee paid by each Portfolio as a percentage of that Portfolio’s average daily net assets:

Portfolio	Management Fees (as a % of Net Assets)

Legg Mason Partners Large Cap Growth Portfolio	0.64%

Marsico Growth Portfolio(1)

0.85% of assets for the first $250 million of the Portfolio’s average daily net assets;

0.80% of assets for the next $400 million of the Portfolio’s average daily net assets;

0.75% of assets for the next $450 million of the Portfolio’s average daily net assets; and

0.70% for amounts in excess of $1.1 billion of the Portfolio’s average daily net assets.

(1)                  The management agreement between ING Investors Trust, on behalf of Marsico Growth Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement.  See “Administration Fees” for more information.

If the Reorganization is approved by shareholders, Marsico Growth Portfolio will continue to pay the same management fee currently in place.  For more information regarding the management fees for each Portfolio, please see the SAI of each Portfolio, dated April 30, 2007.

Sub-Adviser Fees

DSL, the Adviser to the Portfolios, pays ClearBridge and Marsico, the sub-advisers to Legg Mason Partners Large Cap Growth Portfolio and Marsico Growth Portfolio, respectively, a sub-advisory fee, payable monthly, based on the average daily net assets of the respective Portfolio.  The following table shows the aggregate annual sub-advisory fee paid by DSL to each Portfolio’s sub-adviser, as a percentage of such respective Portfolio’s average daily net assets:

Portfolio	Sub-Adviser Fees (as a % of Net Assets)

Legg Mason Partners Large Cap Growth Portfolio	0.35% of assets below $500 million of the Portfolio’s average daily net assets; 0.30% from $500 million to $2 billion of the Portfolio’s average daily net assets; and 0.25% of assets thereafter.

Portfolio	Sub-Adviser Fees (as a % of Net Assets)

Marsico Growth Portfolio	0.45% of the first $500 million of the Portfolios’ combined average daily net assets; 0.40% on the next $1 billion of the Portfolios’ average daily net assets; and 0.35% thereafter

If the Reorganization is approved by shareholders, the Adviser will continue to pay the sub-advisory fee to Marsico at the same fee rate currently in place.

Administration Fees

Pursuant to an administrative services agreement between ING Partners, Inc. (“IPI”), on behalf of Legg Mason Partners Large Cap Growth Portfolio and ING Funds Services, LLC (“IFS”), IFS provides all administrative services in support of the Portfolio and is responsible for the supervision of the Portfolio’s other service providers.  As compensation for its services, IFS receives a monthly fee from the Portfolio at an annual rate based on the average daily net assets of the Portfolio.  For the fiscal year ended December 31, 2006, Legg Mason Partners Large Cap Growth Portfolio paid an administrative fee of  0.20%.

The management agreement between ING Investors Trust (“IIT”), on behalf of Marsico Growth Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to investment advisory services, administrative services and other services necessary for the ordinary operation of Marsico Growth Portfolio, and pays for the services and information necessary to the proper conduct of the Marsico Growth Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.   As such, there are no separable administration fees for the Portfolio.

Distribution and Service Fees

The ADV Class and Class S shares of each Portfolio pays the distribution (12b-1) and/or service fees as described in the table entitled “Annual Portfolio Operating Expenses” below.  Because these fees are paid out of the Portfolios’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more.

Expense Limitation Arrangements

There is no expense limitation agreement currently in place for the ADV Class, Class S or Class I shares of the Legg Mason Partners Large Cap Growth Portfolio.

There is no expense limitation agreement currently in place for the Class S or Class I shares of the Marsico Growth Portfolio that are being offered.

Expense Tables

As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees.  The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contract or under your Qualified Plan.

Transaction Fees on New Investments
(fees paid directly from your investment)

	Legg Mason Partners Large Cap Growth Portfolio	Marsico Growth Portfolio

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	N/A	N/A

Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	N/A	N/A

Neither Legg Mason Partners Large Cap Growth Portfolio nor Marsico Growth Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

Portfolio Expenses

The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table.  Expenses are based upon the operating expenses incurred by the Portfolios for the period ended June 30, 2007.  Pro forma fees show estimated fees of Marsico Growth Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes.  Pro forma numbers are estimated in good faith and are hypothetical.  Your Variable Contract is a contract between you and the issuing Participating Insurance Company.  Neither Portfolio is a party to that Variable Contract.  The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract.  The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract.  The table does not reflect expenses and charges that are, or may be, imposed under your Variable Contract.  For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.  If you participate through a Qualified Plan, the table does not reflect the direct expenses of the Qualified Plan, and you should consult your plan administrator for more information.

Annual Portfolio Operating Expenses
As of June 30, 2007 (unaudited) (1)
(expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

Portfolio	Management Fees	Distribution (12b-1)/ Shareholder Servicing Fees	Other Expenses	Acquired Fund Fees and Expenses	Total Portfolio Operating Expenses	Waivers, Reimbursements, and Recoupment	Net Expenses

ADV Class
Legg Mason Partners Large Cap Growth Portfolio(2)	0.64%	0.50%	0.20%	—	1.34%	—	1.34%
Marsico Growth Portfolio(2)	N/A	N/A	N/A	—	N/A	N/A	N/A
Marsico Growth Portfolio (Surviving Fund After the Reorganization)(Estimated Pro Forma)(Unaudited) (2)	N/A	N/A	N/A	—	N/A	N/A	N/A
Class I
Legg Mason Partners Large Cap Growth Portfolio	0.64%	0.00%	0.20%	—	0.84%	—	0.84%
Marsico Growth Portfolio (3)	0.77%	0.00%	0.00%	—	0.77%	—	0.77%
Marsico Growth Portfolio (Surviving Fund After the Reorganization)(Estimated Pro Forma)(Unaudited)	0.77%	0.00%	0.00%	—	0.77%	—	0.77%
Class S
Legg Mason Partners Large Cap Growth Portfolio	0.64%	0.25%	0.20%	—	1.09%	—	1.09%
Marsico Growth Portfolio(2) (3)	0.77%	0.25%	0.00%	—	1.02%	—	1.02%
Marsico Growth Portfolio (Surviving Fund After the Reorganization)(Estimated Pro Forma)(Unaudited)	0.77%	0.25%	0.00%	—	1.02%	—	1.02%

(1)                  The fiscal year end for each Fund is December 31.  This table shows the estimated operating expenses for shares of the Portfolios, as a ratio of expenses to average daily net assets. These ratios are based on each Portfolio’s actual operating expenses as of June 30, 2007, as adjusted for contractual changes and waivers, if any.

(2)                  While the Marsico Growth Portfolio has an ADV Class, the ADV Class of Legg Mason Partners Large Cap Growth Portfolio will merge into the Class S of Marsico Growth Portfolio, resulting in approximately 0.32% lower net expense ratio.

(3)                  The management agreement between IIT, on behalf of Marsico Growth Portfolio, and its Adviser, DSL, provides for a “bundled fee” arrangement, under which DSL provides, in addition to investment advisory services, administrative services and other services necessary for the ordinary operation of Marsico Growth Portfolio, and pays for the services and information necessary to the proper conduct of the Marsico Growth Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee.

Examples.  The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio.  The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated.  The examples also assume that your investment has a 5% return each year and that each Portfolio’s operating expenses remain the same.  The 5% return is an assumption and is not intended to portray past or future investment results.  Based on the above assumptions, you would pay the following expenses if you redeem all your shares at the end of each period shown.  Your actual costs may be higher or lower.

	Legg Mason Partners Large Cap Growth Portfolio(1)				Marsico Growth Portfolio(1)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
ADV Class(2)	$136	$425	$734	$1,613	N/A	N/A	N/A	N/A
Class I	$86	$268	$466	$1,037	$79	$246	$428	$954
Class S	$111	$347	$601	$1,329	$104	$325	$563	$1,248

	Estimated Legg Mason Partners Large Cap Growth Portfolio Plus Marsico Growth Portfolio Pro Forma: (1)
	1 Year	3 Years	5 Years	10 Years
Class I	$79	$246	$428	$954
Class S	$104	$325	$563	$1,248

(1)	The Example numbers reflect the contractual expense limitation agreements/waivers for the one-year period and the first year of three-, five- and ten-year periods.

(2)	ADV Class of Legg Mason Partners Large Cap Growth Portfolio will merge into Class S of Marsico Growth Portfolio, resulting in approximately 0.32% lower net expense ratio.

Portfolio Transitioning

If the Reorganization is approved by shareholders, the adviser or sub-adviser to Legg Mason Partners Large Cap Growth Portfolio may sell all or a portion of the Portfolio’s holdings shortly prior to the Closing Date to transition its portfolio holdings to Marsico Growth Portfolio.  The proceeds of such sales may be held in temporary investments or invested in assets that Marsico Growth Equity Portfolio may hold or wish to hold.  After the Closing Date, the sub-adviser to Marsico Growth Portfolio may also sell portfolio securities it acquired from Legg Mason Partners Large Cap Growth Portfolio, and Marsico Growth Portfolio may not be immediately fully invested in accordance with its strategies.  Both Portfolios may engage in a variety of transition management techniques to facilitate the portfolio transition process, including without limitation, the purchase and sale of baskets of securities and ETFs, and enter into and close futures contracts or other derivative transactions.  During the transition period, Legg Mason Partners Large Cap Growth Portfolio may not be pursuing its investment objective and strategies and limitations on permissible investments and investment restrictions will not apply.  Furthermore, such sales and purchases may be made at a disadvantageous time, would result in increased transactional costs, which are ultimately borne by shareholders, and may result in the realization of taxable gains or losses for either or both Portfolios.

Key Differences in Rights of Legg Mason Partners Large Cap Growth Portfolio’s Shareholders and Marsico Growth Portfolio’s Shareholders

Legg Mason Partners Large Cap Growth Portfolio is organized as a separate series of IPI, a Maryland corporation and is governed by its Articles of Incorporation and Bylaws.  Marsico Growth Portfolio is organized as a separate series of IIT, a Massachusetts business trust that is governed by a Declaration of Trust and Bylaws.  Key differences under Legg Mason Partners Large Cap Growth Portfolio’s Articles of Incorporation/Bylaws and Marsico Growth Portfolio’s Declaration of Trust/Bylaws are presented below.

Legg Mason Partners Large Cap Growth Portfolio	Marsico Growth Portfolio

The Corporation reserves the right from time to time to make any amendment to the Articles of Incorporation, including any amendment which alters the contracts rights, as expressly set forth in the Articles of Incorporation, of any outstanding Shares except that no action affecting the validity or accessibility of such shares shall be taken without the unanimous approval of the outstanding shares affected thereby.

Trustees have the power to amend the Declaration of Trust, subject to certain conditions, so long as such amendment does not materially adversely affect the rights of any shareholders and is not in contravention of applicable law. Trustees may also amend the Declaration of Trust if they deem it necessary to conform the Declaration of Trust to applicable federal and state laws, to change the name of the Trust, or to supply any omission or to cure any ambiguous, defective or inconsistent provisions. No amendment to the Declaration of Trust shall repeal the prohibition of assessment upon the shareholders without the express consent of each shareholder involved.

Shareholders have the power to vote with respect to the investment advisory contract, as well as the merger, consolidation and sale of assets of the Trust.

Because Legg Mason Partners Large Cap Growth Portfolio is organized as a series of a Maryland corporation and Marsico Growth Portfolio is organized as a series of a Massachusetts business trust, there are some differences between the rights of shareholders of the Portfolios.  Under Maryland law, shareholders of Legg Mason Partners Large Cap Growth Portfolio have no personal liability for the Portfolio’s acts or obligations.  Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust.  However, ITT’S Declaration of Trust disclaims shareholder liability for acts or obligations of the Portfolio.  As such, shareholders of Marsico Growth Portfolio have no personal liability for the Portfolio’s acts or obligations.

INFORMATION ABOUT THE REORGANIZATION

The Reorganization Agreement

The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement.  Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of Legg Mason Partners Large Cap Growth Portfolio in exchange for shares of beneficial interest of Marsico Growth Portfolio and the assumption by Marsico Growth Portfolio of Legg Mason Partners Large Cap Growth Portfolio’s known liabilities, as set forth in that Portfolio’s Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of Marsico Growth Portfolio shares to shareholders of Legg Mason Partners Large Cap Growth Portfolio, as provided for in the Reorganization Agreement.  Legg Mason Partners Large Cap Growth Portfolio will then be liquidated.

Each shareholder of Class I and Class S shares of Legg Mason Partners Large Cap Growth Portfolio will hold, immediately after the Closing Date, the corresponding share classes of Marsico Growth Portfolio having an aggregate value equal to the aggregate value of the shares of Legg Mason Partners Large Cap Growth Portfolio held by that shareholder as of the Closing Date.  Each shareholder of ADV Class shares of Legg Mason Partners Large Cap Growth Portfolio, who will hold, immediately after the Closing Date, Class S shares of Marsico Growth Portfolio having an aggregate value equal to the aggregate value of the shares of Legg Mason Partners Large Cap Growth Portfolio held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of Marsico Growth Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Legg Mason Partners Large Cap Growth Portfolio.  The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement.  The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds.  Please refer to Appendix A to review the terms and conditions of the Reorganization Agreement.

Reasons for the Reorganization

The Reorganization is one of several reorganizations that have taken place among various ING Funds.  The ING Fund complex has grown in recent years through the addition of many funds.  Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies.  The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and potential confusion about overlapping funds.  DSL also believes that the reorganizations may benefit Portfolio shareholders by resulting in surviving portfolios with a greater asset base.  This is expected to provide greater investment opportunities for each surviving portfolio and the potential to take larger portfolio positions.

The proposed Reorganization was presented for consideration to the Board of Directors of Legg Mason Partners Large Cap Growth Portfolio and the Board of Trustees of Marsico Growth Portfolio at a meeting held on December 5, 2007.  The Board of each Portfolio, including all of the Directors/Trustees who are not “interested persons” (as defined in the 1940 Act) of such Portfolio, determined that the interests of the shareholders of such Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of such Portfolio and its shareholders.

The Reorganization will allow Legg Mason Partners Large Cap Growth Portfolio’s shareholders to continue to participate in a professionally managed portfolio with a similar investment objective.  Additionally, the proposed Reorganization is expected to result in lower net/gross expenses for shareholders of the disappearing Legg Mason Partners Large Cap Growth Portfolio.

Board Considerations

The Board of Directors of Legg Mason Partners Large Cap Growth Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

•                  the plans of management to reduce overlap in funds in the ING Funds complex;

•                  management’s explanation of potential alternative mutual funds that could have served as the surviving mutual fund;

•                  the potential benefits of the proposed Reorganization to Legg Mason Partners Large Cap Growth Portfolio’s shareholders;

•                  the expense ratios and information regarding fees and total expenses of the Legg Mason Partners Large Cap Growth Portfolio, including that the gross and net expenses for all classes of the Legg Mason Partners Large Cap Growth Portfolio will be reduced as a result of the Reorganization;

•                  that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the Separate Accounts or the Qualified Plans) or the interests of Variable Contract Owners or Plan Participants;

•                  the comparability of investment objectives, policies, restrictions, management and portfolio holdings of the Portfolios, including that the Portfolios have similar objectives;

•                  the direct or indirect costs to be incurred by each Portfolio and its respective shareholders in connection with the proposed Reorganization; and

•                  that if the Reorganization is approved by shareholders, certain holdings of Legg Mason Partners Large Cap Growth Portfolio may be sold shortly prior to the Closing Date, and certain portfolio securities that Marsico Growth Portfolio acquired from of Legg Mason Partners Large Cap Growth Portfolio may also be sold after the Closing Date, as described more fully in “Transitioning.”

The Board of Directors of Legg Mason Partners Large Cap Growth Portfolio recommends that shareholders approve the Reorganization with Marsico Growth Portfolio.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, pursuant to this treatment, neither Legg Mason Partners Large Cap Growth Portfolio nor its shareholders, nor Marsico Growth Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement.  As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes.  That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

Prior to the Closing Date, Legg Mason Partners Large Cap Growth Portfolio will pay to the Participating Insurance Companies’ Separate Accounts and Qualified Plans that own its shares, a cash distribution which is intended to distribute any undistributed investment company taxable income and any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the Closing Date.

Expenses of the Reorganization

The expenses relating to the proposed Reorganization will be borne equally by DSL, the Adviser to the Portfolios, and Legg Mason Partners Large Cap Growth Portfolio.  The expenses of the Reorganization shall include, but not be limited to, costs associated with the preparation of any necessary filings with the SEC, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

Future Allocation of Premiums

Shares of Legg Mason Partners Large Cap Growth Portfolio have been purchased at the direction of Variable Contract owners by Participating Life Insurance Companies through Separate Accounts to fund benefits payable under a Variable Contract.  If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to Legg Mason Partners Large Cap Growth Portfolio will be allocated to Marsico Growth Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Form of Organization

Legg Mason Partners Large Cap Growth Portfolio is organized as a separate series of IPI, an open-end management investment company organized as a Maryland corporation.  IPI is governed by a Board of Directors consisting of eleven members.  For more information on the history of IPI see the SAI of Legg Mason Partners Large Cap Growth Portfolio.

Marsico Growth Portfolio is organized as a separate series of IIT, an open-end management investment company organized as a Massachusetts business trust.  IIT is governed by a Board of Trustees consisting of eleven members.  For more information on the history of IIT, see the SAI of Marsico Growth Portfolio.

Advisers

DSL, a Delaware limited liability company, serves as the Adviser to each Portfolio.  DSL has overall responsibility for the management of each Portfolio.  DSL provides or oversees all investment advisory and portfolio management services for, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.  DSL is registered with the SEC as an investment adviser and is registered with the Financial Industry Regulatory Authority (“FINRA”) as a broker-dealer.  As of December 31, 2006, DSL managed over $41.6 billion in registered investment company assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL is an indirect, wholly owned subsidiary of ING Groep N.V. (“ING Groep”).  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

DSL has engaged ClearBridge and Marsico as sub-advisers to Legg Mason Partners Large Cap Growth Portfolio and Marsico Growth Portfolio, respectively, to provide the day-to-day management of each respective Portfolio.  DSL is responsible for monitoring the investment programs and performance of each sub-adviser with respect to each respective Portfolio.  Under the terms of each sub-advisory agreement, the agreement can be terminated by either a Portfolio’s Boards or DSL.  In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements, or DSL may assume day-to-day investment management of the Portfolio.

DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of each respective Portfolio’s assets and the purchase and sale of portfolio securities.

For information regarding the basis for the Boards’ approval of portfolio management relationships, please refer to the Portfolios’ Annual Shareholder Report, dated December 31, 2006.  DSL has full investment discretion and ultimate authority to make all determinations with respect to the investment of each Portfolio’s assets and the purchase and sale of portfolio securities.

Distributor

IFD is the principal underwriter and distributor of the Portfolios. IFD is a Delaware limited liability company with its principal offices at 7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258 and is a member of FINRA.

To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from  FINRA.

Dividends, Distributions and Taxes

Each Portfolio distributes to Participating Insurance Company Separate Accounts and Qualified Plans that own its shares substantially all its net investment income and net capital gains, if any, each year.  Each Portfolio intends to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-Chapter M of the Code.  As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed.  It is each Portfolio’s intention to distribute all such income and gains.

Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contracts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to Participating Insurance Company Separate Accounts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you.  Please refer to each Portfolio’s SAI for more information about the tax status of the Portfolios.  You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

If the Reorganization Agreement is approved by Legg Mason Partners Large Cap Growth Portfolio’s shareholders, then as soon as practicable before the Closing Date, Legg Mason Partners Large Cap Growth Portfolio will pay Participating Insurance Company Separate Accounts and Qualified Plans that own its shares a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

Capitalization

The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2007, and on a pro forma basis as of June 30, 2007, giving effect to the Reorganization:

	Net Assets		Net Asset Value Per Share	Shares Outstanding
Legg Mason Partners Large Cap Growth Portfolio

ADV Class(2)	$16,224,047		$12.16	1,334,422
Class I	$12,741,376		$12.43	1,024,687
Class S	$10,687,965		$12.28	870,131

Marsico Growth Portfolio
Class I	$90,734,053		$17.75	5,111,151
Class S	$783,393,725		$17.58	44,564,757

Pro Forma – Marsico Growth Portfolio including Legg Mason Partners Large Cap Growth Portfolio
Class I(1)(3)	$103,457,756	(5)	$17.75	5,827,979
Class S(1)(3)(4)	$810,268,410	(5)	$17.58	46,093,465

(1)	Reflects adjustment for estimated one time merger expenses of ($22,503), ($17,673), and ($14,824) on ADV Class and Classes I, and S, respectively.

(2)	ADV Class of Legg Mason Partners Large Cap Growth Portfolio will merge into Class S of Marsico Growth Portfolio, resulting in approximately 0.32% lower net expense ratio.

(3)	Reflects new shares issued, net of retired shares of Legg Mason Partners Large Cap Growth Portfolio of (1,334,422); (307,859); and 658,577 for ADV Class and Classes I and S, respectively.

(4)	Reflects conversion of the ADV Class of Legg Mason Partners Large Cap Growth Portfolio into the Class S of Marsico Growth Portfolio.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

Solicitation of Proxies

Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about February 26, 2008.  In addition to the solicitation of proxies by mail, employees of DSL and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.  Legg Mason Partners Large Cap Growth Portfolio has retained Computershare Fund Services (the “Solicitor”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies.  The estimated cost of the proxy solicitation is $2,500.   DSL (or an affiliate) and Legg Mason Partners Large Cap Growth Portfolio will share equally the cost of the proxy solicitation.  Shareholders of Legg Mason Partners Large Cap Growth Portfolio may receive a telephone call from the Solicitor asking the shareholder to vote.

In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned.  If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares.  The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote.  Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus.  The Solicitor will then record the shareholder’s instructions on the voting instruction card.  Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online by logging on to www.proxyweb.com and following the on-line directions.  Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-526-4094.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Legg Mason Partners Large Cap Growth Portfolio, a written revocation or duly executed proxy bearing a later date.  In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.  The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote “FOR” the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Legg Mason Partners Large Cap Growth Portfolio that may be presented at the Special Meeting.

Voting Rights

The Separate Accounts of the Participating Insurance Companies and Qualified Plans are the record owners of the shares of the Portfolios.  The Qualified Plans and Participating Insurance Companies will vote the Legg Mason Partners Large Cap Growth Portfolio’s shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts or Qualified Plans.

Each shareholder of Legg Mason Partners Large Cap Growth Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote.  Shares have no preemptive or subscription rights.

Only shareholders of Legg Mason Partners Large Cap Growth Portfolio at the close of business on January 11, 2008 (the “Record Date”), will be entitled to be present and give voting instructions for Legg Mason Partners Large Cap Growth Portfolio at the Special Meeting with respect to their shares owned as of that Record Date.  To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on April 9, 2008.

As of the Record Date, the following shares of beneficial interest of Legg Mason Partners Large Cap Growth Portfolio were outstanding and entitled to vote:

Class	Shares Outstanding
ADV Class
Class I
Class S
Total

Approval of the Reorganization Agreement requires the affirmative vote of the lesser of (i) 67% or more of the shares present at the meeting, provided that more than 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at the meeting.  A majority of the shareholders present in person or proxy may adjourn the meeting, (i) in the absence of a quorum at such meeting or (ii), in the event of a quorum is present, for any reason permitted by law, including for the purpose of providing time for the solicitation of additional shareholder votes.  In the event a meeting is adjourned, the time and place of such adjourned meeting shall be announced at the meeting and no additional notice shall be given unless the adjournment is more than 120 days, or if after the adjournment a new record date is fixed.  If a shareholder abstains from voting as to any matter, or if a broker returns a “non-vote” proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum.  However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter.  For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

Where Variable Contract owners and Plan Participants fail to give instructions as to how to vote their shares, the Qualified Plans and Participating Insurance Companies will use proportional voting and vote those shares in proportion to the instructions given by other Variable Contract owners and Plan Participants who voted.  The effect of proportional voting is that if a large number of Variable Contract owners and Plan Participants fail to give voting instructions, a small number of Variable Contract owners and Plan Participants may determine the outcome of the vote.

To the knowledge of DSL, as of January 11, 2008, no current Director/Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of either Portfolio.

Appendix C hereto lists the persons that, as of January 11, 2008, owned beneficially or of record 5% or more of the outstanding shares of any class of Legg Mason Partners Large Cap Growth Portfolio or Marsico Growth Portfolio.

Other Matters to Come Before the Special Meeting

Legg Mason Partners Large Cap Growth Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus.  If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

Shareholder Proposals

Legg Mason Partners Large Cap Growth Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Legg Mason Partners Large Cap Growth Portfolio’s management.  Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested.  A self-addressed, postage-paid envelope is enclosed for your convenience.

Huey P. Falgout, Jr.
Secretary

February 26, 2008
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 5th day of December, 2007, by and between ING Investors Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Trust”), on behalf of its series, ING Marsico Growth Portfolio (the “Acquiring Portfolio”), and ING Partners, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the “Company”), on behalf of its series, ING Legg Mason Partners Large Cap Growth Portfolio (the “Acquired Portfolio”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class I and Class S voting shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio, as described in paragraph 1.3 herein, by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio by the Acquiring Portfolio, as described in paragraph 1.3 herein, is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.                                      TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

1.1.          Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio’s assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class I Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to Class I shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of Class I, computed in the manner and as of the time and date set forth in paragraph 2.2; (ii) to deliver to the Acquired Portfolio the number of full and fractional Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to Class S shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of Class S, computed in the manner and as of the time and date set forth in paragraph 2.2;

(iii) to deliver to the Acquired Portfolio the number of full and fractional Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio’s net assets with respect to ADV Class shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of Class S, computed in the manner and as of the time and date set forth in paragraph 2.2; and (iv) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.  Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing”).

1.2.          The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the “Closing Date”) (collectively, “Assets”).

1.3.          The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio’s Statement of Assets and Liabilities as of the Closing Date delivered by the Company, on behalf of the Acquired Portfolio, to the Trust, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof.  On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4.          Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will: (i) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class I shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Portfolio Shares of Class I received by the Acquired Portfolio pursuant to paragraph 1.1, (ii) distribute to the Acquired Portfolio’s shareholders of record with respect to its Class S shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Portfolio Shares of Class S received by the Acquired Portfolio pursuant to paragraph 1.1, (iii) distribute to the Acquired Portfolio’s shareholders of record with respect to its ADV Class shares, determined as of immediately after the close of business on the Closing Date, on a pro rata basis within that class, the Acquiring Portfolio Shares of Class S received by the Acquired Portfolio pursuant to paragraph 1.1, and (iv) completely liquidate.  Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Portfolio’s shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the shareholders of record of each class of the Acquired Portfolio’s shares, determined as of immediately after the close of business on the Closing Date (the “Acquired Portfolio Shareholders”).  The aggregate net asset value of Class S Acquiring Portfolio Shares to be so credited to ADV Class Acquired Portfolio Shareholders,  Class S Acquiring Portfolio Shares to be so credited to Class S Portfolio Shareholders, and Class I Acquiring Portfolio Shares to be so credited to Class I Portfolio Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Portfolio shares of that appropriate class owned by such shareholders on the Closing Date.  All issued and outstanding ADV Class, Class S and Class I Acquired Portfolio shares will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in ADV Class, Class S and Class I of the Acquired Portfolio will represent a number of the appropriate class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with Section 2.3.  The Acquiring Portfolio shall not issue certificates representing  the Class S and Class I Acquiring Portfolio Shares in connection with such exchange.

1.5.          Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent, as defined in paragraph 3.3.

1.6.          Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.                                      VALUATION

2.1.          The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.2.          The net asset value of a Class S and Class I Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio’s then-current prospectus and statement of additional and valuation procedures established by the Acquiring Portfolio’s Board of Trustees.

2.3.          The number of the Class I Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Class I assets shall be determined with respect to Class I by dividing the value of the net assets with respect to the Class I shares of the Acquired Portfolio determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the appropriate class, determined in accordance with paragraph 2.2.  The number of the Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s Class S assets shall be determined with respect to Class S by dividing the value of the net assets with respect to the Class S shares of the Acquired Portfolio determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the appropriate class, determined in accordance with paragraph 2.2.  The number of the Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio’s ADV Class  assets shall be determined with respect to ADV Class by dividing the value of the net assets with respect to the ADV Class shares of the Acquired Portfolio determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share of the appropriate class, determined in accordance with paragraph 2.2.

2.4.          All computations of value shall be made by the Acquired Portfolio’s designated record keeping agent and shall be subject to review by Acquiring Portfolio’s record keeping agent and by each Fund’s respective independent accountants.

3.                                      CLOSING AND CLOSING DATE

3.1.          The Closing Date shall be April 26, 2008, or such other date as the parties may agree.  All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties.  The close of business on the Closing Date shall be as of 4:00p.m., Eastern Time.  The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

3.2.          The Acquired Portfolio shall direct the Bank of New York Mellon Corporation, as custodian for the Acquired Portfolio (the “Custodian”), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date; and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Portfolio’s portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”)) in which the Acquired Portfolio’s Assets are deposited, the Acquired Portfolio’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3.          The Acquired Portfolio shall direct DST Systems, Inc. (the “Transfer Agent”), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding ADV Class, Class S and Class I shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4.          In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Directors of the Acquired Portfolio or the Board of Directors of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.                                      REPRESENTATIONS AND WARRANTIES

4.1.          Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquired Portfolio, represents and warrants to the Trust as follows:

(a)           The Acquired Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company’ Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

(f)            The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company’s Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquired Portfolio, is a party or by which it is bound;

(g)           All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

(h)           Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business.  The Company, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)            The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2006, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles (“U.S. GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(j)            Since December 31, 2006, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio  (for the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio’s portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change);

(k)           On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)            For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)          All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3.  The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

(n)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(o)           The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

(p)           The proxy statement of the Acquired Portfolio (the “Proxy Statement”) to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

4.2.          Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquiring Portfolio, represents and warrants to the Company as follows:

(a)           The Acquiring Portfolio is duly organized as a series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the state of Massachusetts, with power under the Trust’s Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

(b)           The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)           The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)           On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio’s assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

(f)            The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust’s Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

(g)           Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio’s financial condition or the conduct of the Acquiring Portfolio’s business.  The Trust, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(h)           The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2006, have been audited by KPMG LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein;

(i)            Since December 31, 2006, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio  (For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio’s portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change);

(j)            On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)           For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Sub-chapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

(l)            All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws.  The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

(m)          The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(n)           The Class S and Class I Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

(o)           The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)           That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.                                      COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

5.1.          The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

5.2.          The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3.          The Acquired Portfolio covenants that the Class S and Class I Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4.          The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

5.5.          Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6.          The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the “Prospectus”), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the “Registration Statement”), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

5.7.          As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class S and Class I Acquiring Portfolio Shares received at the Closing.

5.8.          The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9.          The Company, on behalf of the Acquired Portfolio, covenants that the Company will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Company’s, on behalf of the Acquired Portfolio’s, title to and possession of the Acquiring Portfolio’s Shares to be delivered hereunder, and (b) the Trust’s, on behalf of the Acquiring Portfolio’s, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.10.        The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Company, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Company’s election, to the performance by the Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1.          All representations and warranties of the Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

6.2.          The Trust shall have delivered to the Company a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Company shall reasonably request;

6.3.          The Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

6.4.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Trust’s election, to the performance by the Company, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1.          All representations and warranties of the Company, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2.          The Company shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio’s assets and liabilities, as of the Closing Date, certified by the Treasurer of the Company;

7.3.          The Company shall have delivered to the Trust on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust shall reasonably request;

7.4.          The Company, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquired Portfolio, on or before the Closing Date;

7.5.          The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

7.6.          The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Company, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1.          The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Company’s Articles of Incorporation, By-Laws, applicable Maryland law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Trust.  Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the conditions set forth in this paragraph 8.1;

8.2.          On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3.          All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust or the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

8.4.          The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

8.5.          The parties shall have received the opinion of Dechert LLP addressed to the Company and the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes.  The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Trust and the Company.  Notwithstanding anything herein to the contrary, neither the Trust nor the Company may waive the condition set forth in this paragraph 8.5.

9.                                      BROKERAGE FEES AND EXPENSES

9.1.          The Company, on behalf of the Acquired Portfolio, and the Trust, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2.          The expenses relating to the proposed Reorganization will be borne equally by (i) the investment adviser to the Acquiring Portfolio (or an affiliate of the investment adviser) and (ii) the Acquired Portfolio.  The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio’s prospectus and the Acquired Portfolio’s proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders’ meetings.  Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1.        The Trust and the Company agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2.        The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing shall survive the Closing.

11.                               TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties; or (ii) by either party if the Closing shall not have occurred on or before October 31, 2008, unless such date is extended by mutual agreement of the parties; or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith.  In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Company and the Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Company pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class S and Class i Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.                               NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to:

a.	ING Investors Trust	b.	ING Partners, Inc.
	7337 East Doubletree Ranch Road		7337 East Doubletree Ranch Road
	Scottsdale, Arizona 85258-2034		Scottsdale, Arizona 85258-2034
	Attn: Huey P. Falgout, Jr.		Attn: Huey P. Falgout, Jr.

	With a copy to:		With a copy to:
	Dechert LLP		Dechert LLP
	1775 I Street, N.W.		1775 I Street, N.W.
	Washington, D.C. 20006		Washington, D.C. 20006
	Attn: Jeffrey S. Puretz		Attn: Jeffrey S. Puretz

14.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1.        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2.        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3.        This Agreement shall be governed by and construed in accordance with the laws of the state of Delaware without regard to its principles of conflicts of laws.

14.4.        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5.        It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of their respective Directors, Trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the property of the Acquired Portfolio or Acquiring Portfolio, as the case may be, as provided in the Articles of Incorporation of the Company and the Declaration of Trust of the Trust, respectively.  The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President.

ING INVESTORS TRUST on behalf of its
ING Marsico Growth Portfolio series

By:	/s/ Michael J Roland

Title:	Executive Vice President

ING PARTNERS, INC. on behalf of its
ING Legg Mason Partners Large Cap Growth Portfolio series

By:	/s/ Todd Modic

Title:	Senior Vice President

APPENDIX B

ADDITIONAL INFORMATION REGARDING
ING MARSICO GROWTH PORTFOLIO
(“PORTFOLIO”)

Interests of the Holders of Variable Insurance Contracts and Polices and Qualified Retirement Plans

The Portfolio is available to serve as an investment option offered through Variable Contracts and Qualified Plans.  The Portfolio also may be made available to certain investment advisers and their affiliates in connection with the creation or management of the Portfolio, certain other investment companies and other investors as permitted by the diversification and other requirements under section 817(h) of the Internal Revenue Code of 1986, as amended and the Underlying Treasury Regulations.  The Portfolio currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for Variable Contracts and offers its shares directly to Qualified Plans and other permitted investors.  However, it is possible that the interest of owners of Variable Contracts, Qualified Plans and other permitted investors, for which the Portfolio serves as an investment option, might at some time be in conflict because of differences in tax treatment or other considerations.  The Board directed DSL to monitor events to identify any material conflicts between Variable Contract owners, Qualified Plans and other permitted investors and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its Separate Accounts from the Portfolio or a Qualified Plan, investment company or other permitted investor might be required to redeem its investment, which might force the Portfolio to sell securities at disadvantageous prices.  The Portfolio may discontinue sales to a Qualified Plan and require plan participants with existing investments in the Portfolio to redeem those investments if the Qualified Plan loses (or in the opinion of the Portfolio’s investment advisers, is at risk of losing) its Qualified Plan status.

Net Asset Value

The net asset value (“NAV”) per share for each class of the Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE).  The Portfolio is open for business every day the NYSE is open.  The NYSE is closed on all weekends and on all national holidays and Good Friday.  Portfolio shares will not be priced on those days. The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable.  Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value.  Securities prices may be obtained from automated pricing services.  Shares of investment companies held by the Portfolio will generally be valued at the latest NAV reported by those companies.  The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open.  Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio’s NAV is not calculated.  As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio’s Board.  The types of securities for which such fair value pricing might be required include, but are not limited to:

•                  Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

•                  Securities of an issuer that has entered into a restructuring;

•                  Securities whose trading has been halted or suspended;

•                  Fixed-income securities that have gone into default and for which there is no current market value quotation; and

•                  Securities that are restricted as to transfer or resale.

The Portfolio or the Adviser may rely on the recommendation of a fair value pricing service approved by the Portfolio’s Board in valuing foreign securities.  Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio’s Board.  Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.  There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

When an insurance company or Qualified Plan is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.  When an insurance company or Qualified Plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company’s Variable Contract holder or Qualified Plan participant is received in proper form.

Management of the Portfolio

Adviser

Directed Services, LLC (“DSL” or the “Adviser”), a Delaware limited liability company, serves as the adviser to the Portfolio.  DSL has overall responsibility for the management of the Portfolio.  DSL provides or oversees all investment advisory and portfolio management services for the Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

DSL is registered with the SEC as an investment adviser. DSL is an indirect, wholly owned subsidiary of ING Groep N.V. (“ING Groep”).  ING Groep is one of the largest financial services organizations in the world with approximately 120,000 employees.  Based in Amsterdam, ING Groep offers an array of banking, insurance and asset management services to both individual and institutional investors.

On December 31, 2006, an internal reorganization was undertaken in which Directed Services, Inc. (“DSI”), a former adviser to the Portfolio, was reorganized into a limited liability company and transferred so that it became a wholly owned subsidiary of ING Life Insurance and Annuity Company. The resulting company was DSL, a registered investment adviser and broker-dealer. As a result of this reorganization, DSI’s advisory contracts were assumed by DSL.  As of December 31, 2006, DSL managed approximately $41.6 billion in registered investment company assets.  DSL’s principal offices are located at 1475 Dunwoody Drive, West Chester, PA 19380.

DSL has engaged a sub-adviser to provide the day-to-day management of the Portfolio’s investment portfolio pursuant to a sub-advisory agreement.  DSL is responsible for monitoring the investment program and performance of the sub-adviser.  Under the terms of the sub-advisory agreement, the agreement can be terminated by either DSL or the Portfolio’s Board.  In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or DSL may assume day-to-day investment management of the Portfolio.

For more information regarding the Board’s approval of the investment advisory and investment sub-advisory relationships, please refer to the Portfolio’s annual shareholder report dated December 31, 2006.

Sub-Adviser and Portfolio Managers

DSL has engaged Marsico Capital Management, LLC (“Marsico” or “Sub-Adviser”) as Sub-Adviser to the Portfolio.  Marsico has managed the Portfolio since December 13, 2002.  Performance prior to this date is attributable to a different sub-adviser.  Marsico is a registered investment adviser formed in 1997 and was an indirect wholly owned subsidiary of Bank of America Corporation from January 2001 through June 2007.  Marsico is currently an independently owned company.  Marsico provides investment advisory services to mutual funds and other institutions, and handles separately managed accounts for corporations, foundations, endowments, retirement plans, and individuals.  The principal address of Marsico is 1200 Seventeenth Street, Suite 1600, Denver, Colorado 80202.  As of December 31, 2006, Marsico managed approximately $84 billion in assets.

Thomas F. Marsico is responsible for the day-to-day management and manages the investment program of the Portfolio.  Mr. Marsico has over 21 years of experience as a securities analyst and a portfolio manager.  He has managed the Portfolio since January 2003.

The Sub-Adviser, subject to the supervision of DSL and the Board, is responsible for managing the assets of the Portfolio in accordance with the Portfolio’s investment objective and policies.  The Sub-Adviser pays the salaries and other related costs of personnel engaged in providing investment advice, including office space, facilities and equipment.

DSL has overall responsibility for monitoring the investment program maintained by the Sub-Adviser for compliance with applicable laws and regulations and the Portfolio’s investment objective.

DSL pays Marsico a fee at an annual rate based on the average daily net asset value of the Portfolio.  Marsico pays the sub-advisory fee out of its advisory fee.

Additional Information Regarding Portfolio Managers

The Portfolio’s Statement of Additional Information, dated April 30, 2007, provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Administrative Services

The Management Agreement between ING Investors Trust (“IIT”), on behalf of Marsico Growth Portfolio, and DSL provides for a “bundled fee” arrangement, under which DSL provides, in addition to advisory services, administrative services and other services necessary for the ordinary operation of the Portfolio, and pays for the services and information necessary to the proper conduct of the Portfolio’s business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolio are normally expected to include such expenses as the cost of the Trustees who are not “interested persons” of DSL, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolio, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolio would also bear any extraordinary expenses such as litigation or indemnification expenses.

Portfolio Distribution

The Portfolio is distributed by ING Funds Distributor, LLC (“IFD” or “Distributor”).  IFD is a Delaware limited liability company with its principal offices at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

On December 31, 2006, an internal reorganization was undertaken in which the distribution functions for the ING Funds were transferred from DSI, the predecessor to DSL, to ING Funds Distributor. As a result of this transfer, ING Funds Distributor assumed all contractual obligations and became the sole distributor for the Portfolio.

IFD is a member of the Financial Industry Regulatory Authority (“FINRA”).  To obtain information about FINRA member firms and their associated persons, you may contact FINRA Regulation, Inc. at www.finra.org or the FINRA BrokerCheck Hotline at 1-800-289-9999.  An investment brochure describing the Public Disclosure Program is available from FINRA.

Purchase and Redemption of Shares

The Portfolio’s shares may be purchased by other investment companies, including through funds-of-funds arrangements with ING affiliated funds. In some cases, the Portfolio may serve as a primary or significant investment vehicle for a fund-of-funds. From time to time, the Portfolio may experience large investments or redemptions due to allocations or rebalancings by these funds-of-funds. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Adviser and Sub-Adviser will monitor transactions by the funds-of-funds and will attempt to minimize any adverse effects on the Portfolio as a result of these transactions. So long as the Portfolio accepts investments by other investment companies it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

Shareholder Service and/or Distribution Plans

The Class I shares are not subject to a shareholder servicing fee or a Rule 12b-1 distribution fee. The Class S shares are not subject to a Rule 12b-1 distribution fee, but are subject to a shareholder servicing fee of 0.25% of average daily net assets per annum.

Frequent Trading – Market Timing

The Portfolio is intended for long-term investment and not as a short-term trading vehicle.  Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio.  Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by insurance companies, and as investment options for Qualified Plans.  The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

The Portfolio relies on the financial intermediaries to monitor frequent, short-term trading within the Portfolio by their customers.  You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, or in the case of a Qualified Plan, the Plan documentation for its policies regarding frequent, short-term trading.  The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading.  There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract or Qualified Plan account, is not in the best interest of the Portfolio or its shareholders.  Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Sub-Adviser to invest assets in an orderly, long-term manner.  Frequent trading can disrupt the management of the Portfolio and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Portfolio’s ability to provide maximum investment return to all shareholders.  This in turn can have an adverse effect on the Portfolio’s performance.

Since the Portfolio may invest in foreign securities, it may present greater opportunities for market timers and thus be at a greater risk for excessive trading.  If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio’s current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies.  This is often referred to as “price arbitrage.”  Such price arbitrage opportunities may also occur even if the Portfolio did not invest in foreign securities.  For example, if trading in a security held by the Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such “stale pricing” presents an opportunity for investors to take advantage of the pricing discrepancy.  Similarly, since the Portfolio may hold thinly traded securities, such as certain small-capitalization securities, it may be exposed to varying levels of pricing arbitrage.  The Portfolio has adopted fair valuation policies and procedures intended to reduce the Portfolio’s exposure to price arbitrage, stale pricing and other potential pricing discrepancies.  However, to the extent that the Portfolio’s NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur.  Moreover, decisions about allowing trades in the Portfolio may be required.  These decisions are inherently subjective and will be made in a manner that is in the best interest of the Portfolio’s shareholders.

Portfolio Holdings Disclosure Policy

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.  The Portfolio posts its portfolio holdings schedule on its website on a calendar-quarter basis and makes it available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (e.g., the Portfolio will post the quarter ending June 30 holdings on August 1). The Portfolio’s portfolio holdings schedule will, at a minimum, remain available on the Portfolio’s website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio’s website is located at www.ingfunds.com.

How ING Compensates Entities Offering the Portfolio as an Investment Option in Their Insurance Products

ING mutual funds may be offered as investment options in Variable Contracts affiliated and non-affiliated insurance companies. In addition to paying fees under the Portfolio’s Plan, the Portfolio’s Adviser or Distributor (collectively, “ING”), out of their own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies.  The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies.  The Portfolio’s Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio.  These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

The distributing broker-dealer for the Portfolio is ING Funds Distributor.  ING Funds Distributor has entered into such agreements with non-affiliated insurance companies.  Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%.  This is computed as a percentage of the average aggregate amount invested in the Portfolio by Variable Contract holders through the relevant insurance company’s Variable Contracts. As of April 30, 2007, the Adviser had entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company.

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life Insurance Company of New York; Security Life of Denver; and ING USA Annuity and Life Insurance Company. ING uses a variety of financial and accounting techniques to allocate resources and profits across the organization.  These methods may take the form of cash payments to affiliates.  These methods do not impact the costs incurred when investing in the Portfolio.  Additionally, if the Portfolio is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on the Portfolio if it must pay to have it sub-advised by non-affiliated entities.  Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners.  Neither the Portfolio, nor the Adviser or the Distributor are a party to these arrangements.  Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive.  Please make sure you read fully the prospectus and discuss any questions you have with your agent or broker.

Reports to Shareholders

The fiscal year of the Portfolio ends on December 31.  The Portfolio will send financial statements to its shareholders at least semi-annually.  An annual shareholder report containing financial statements audited by the independent registered public accounting firm will be sent to shareholders each year.

FINANCIAL HIGHLIGHTS

The information in the table below has been derived from ING Marsico Growth Portfolio’s financial statements, which have been audited by KPMG, LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2007, which is unaudited.

	Class I
	Six
	Months			Year			May 1
	Ended			Ended			2003(1) to
	June 30,			December 31,			December 31,
	2007	2006		2005		2004	2004
	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$16.73	15.90		14.57		12.91	10.27
Income from investment operations:
Net investment income	$0.02	0.05	*	0.03	*	0.04	0.00	**
Net realized and unrealized gain on investments and foreign currency related transactions	$1.00	0.78		1.30		1.62	2.64
Total from investment operations	$1.02	0.83		1.33		1.66	2.64
Net asset value, end of period	$17.75	16.73		15.90		14.57	12.91
Total Return(2)%	6.10	5.22		9.13		12.86	25.71

Ratios and Supplemental Data:
Net assets, end of period (000’s)	$90,734	75,920		10,944		3,285	1,926
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	0.77	0.77		0.76		0.78	0.79
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	0.77	0.77		0.76		0.78	0.79
Net expenses after expense waiver and brokerage commission recapture(3)%	0.77	0.76		0.74		0.75	0.77
Net investment income after expense waiver and brokerage commission recapture(3)%	0.26	0.30		0.18		0.30	0.01
Portfolio turnover rate %	18	64		72		72	82

(1)	Commencement of operations.
(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005 or more than $(0.005).

	Six
	Months
	Ended
	June		Class S
	30,		Year Ended December 31,
	2007		2006		2005		2004	2003	2002(1)
	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$16.58		15.80		14.51		12.90	9.72	13.80
Income (loss) from investment operations:
Net investment income (loss)	$(0.00	)**	(0.00	)**	0.00	**	0.01	(0.02)	(0.02)*
Net realized and unrealized gain (loss) on investments and foreign currency related transactions	$1.00		0.78		1.29		1.60	3.20	(4.06)
Total from investment operations	$1.00		0.78		1.29		1.61	3.18	(4.08)
Net asset value, end of period	$17.58		16.58		15.80		14.51	12.90	9.72
Total Return(2)%	6.03		4.94		8.89		12.48	32.72	(29.57)
Ratios and Supplemental Data:
Net assets, end of period (000’s)	$783,394		801,219		886,962		882,416	845,269	616,225
Ratios to average net assets:
Gross expenses prior to expense waiver and brokerage commission recapture(3)%	1.02		1.02		1.01		1.03	1.04	1.04
Net expenses after expense waiver and prior to brokerage commission recapture(3)%	1.02		1.02		1.01		1.03	1.04	1.04
Net expenses after expense waiver and brokerage commission recapture(3)%	1.02		1.01		0.99		1.00	1.02	0.97
Net investment income (loss) after expense waiver and brokerage commission recapture(3)%	0.00	**	(0.00	)**	(0.02)		0.04	(0.17)	(0.15)
Portfolio turnover rate %	18		64		72		72	82	186

(1)

Since December 14, 2002, Marsico Capital Management, LLC has served as Portfolio Manager for the ING Marsico Growth Portfolio. Prior to that date, the Series had been advised by another Portfolio Manager.

(2)

Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(3)	Annualized for periods less than one year.
*	Calculated using average number of shares outstanding throughout the period.
**	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

APPENDIX C

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio’s outstanding shares as of January 11, 2008:

ING LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio		Percentage of Combined Portfolio After the Reorganization*
			%		%
			%		%
			%		%

ING MARSICO GROWTH PORTFOLIO

Name and Address of Shareholder	Percent of Class of Shares and Type of Ownership	Percentage of Portfolio		Percentage of Combined Portfolio After the Reorganization*
			%		%
			%		%
			%		%
			%		%
			%		%
			%		%
			%		%
			%		%
			%		%
			%		%
			%		%

*	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as on January 11, 2008.

C-1

FUNDS

7337 East Doubletree Ranch Road

Scottsdale, Arizona 85258-2034

3 EASY WAYS TO VOTE YOUR PROXY

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Proxy Ballot, sign and date the
Proxy Ballot and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON APRIL 10, 2008

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

ING LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO

The undersigned hereby appoint(s) Huey P. Falgout, Jr., Theresa K. Kelety, and Todd Modic or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the “Portfolio”), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034 on April 10, 2008, at 10:00 a.m., Local time and at any adjournment(s) or postponement(s) thereof.

This proxy will be voted as instructed.  If no specification is made, the proxy will be voted “FOR” the proposal.

Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

Signature (s) (if held jointly)	Date

This Proxy Ballot must be signed exactly as your name(s) appears hereon.  If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such.  Joint owners must each sign.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Proxy Ballot as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Proxy Ballot.

THIS PROXY BALLOT IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                                       To approve an Agreement and Plan of Reorganization by and between ING Legg Mason Partners Large Cap Growth Portfolio and ING Marsico Growth Portfolio, providing for the reorganization of ING Legg Mason Partners Large Cap Growth Portfolio with and into ING Marsico Growth Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

3 EASY WAYS TO VOTE YOUR VOTING INSTRUCTION CARD

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to Proxyweb.com and follow the on-line directions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instruction Card, sign and date the Voting Instruction Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON APRIL 10, 2008

PROXY SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS

FUND/INSURANCE COMPANY NAME PRINTS HERE

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournment(s) or postponement(s) thereof, all shares of the above-referenced Portfolio (the “Portfolio”) attributable to his or her contract or interest therein as directed on the reverse side of this Card.  IF THIS VOTING INSTRUCTION CARD IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED “FOR” THE APPROVAL OF THE PROPOSAL.  If you fail to return this Voting Instruction Card, the Insurance Company will vote all shares attributable to your account value in proportion to all voting instructions for the Portfolio actually received from contract owners in the Separate Account, when applicable.  The proxies voting shares at the Special Meeting on behalf of the Insurance Company are authorized to vote, at their discretion, upon such other business as may properly come before the Special Meeting and any adjournment(s) or postponement(s) thereof.

Voting Instruction Card must be signed and dated below.

Signature (s) (if held jointly)	Date

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION CARD.  All joint owners should sign.  When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such.  If a corporation, please sign in full corporate name and indicate the signer’s office.  If a partner, please sign in the partnership name.

Please fill in box(es) as shown using black or blue ink or number 2 pencil. ☒

PLEASE DO NOT USE FINE POINT PENS.

To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instruction Card as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF DIRECTORS RECOMMENDS A VOTE “FOR” THE FOLLOWING PROPOSAL:

1.                           To approve an Agreement and Plan of Reorganization by and between ING Legg Mason Partners Large Cap Growth Portfolio and ING Marsico Growth Portfolio, providing for the reorganization of ING Legg Mason Partners Large Cap Growth Portfolio with and into ING Marsico Growth Portfolio.

For ☐	Against ☐	Abstain ☐

PLEASE SIGN AND DATE ON THE REVERSE SIDE.

PART B

ING INVESTORS TRUST

Statement of Additional Information

FEBRUARY 26, 2008

Acquisition of Assets and Liabilities of:	By and in Exchange for Shares of:

ING Legg Mason Partners Large Cap Growth Portfolio	ING Marsico Growth Portfolio
(a series of ING Partners, Inc.)	(a series of ING Investors Trust)
7337 East Doubletree Ranch Road	7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034	Scottsdale, Arizona 85252-2034

This Statement of Additional Information of ING Investors Trust (“SAI”) is available to the shareholders of ING Legg Mason Partners Large Cap Growth Portfolio, a series of ING Partners, Inc., in connection with a proposed transaction whereby all of the assets and known liabilities of ING Legg Mason Partners Large Cap Growth Portfolio will be transferred to ING Marsico Growth Portfolio, a series of ING Investors Trust, in exchange for shares of ING Marsico Growth Portfolio.

This SAI consists of: (i) this cover page; (ii) the Portfolio Manager’s Report for ING Marsico Growth Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1.     The SAI for ING Marsico Growth Portfolio, dated April 30, 2007, as filed on April 27, 2007 (File No: 033-23512), and the SAI for ING Legg Mason Partners Large Cap Growth Portfolio, dated April 30, 2007, as filed on April 27, 2007 (File No: 333-32575).

2.     The Financial Statements of ING Marsico Growth Portfolio are included in the Annual Report, dated December 31, 2006, as filed on March 8, 2007 and the Semi-Annual Report, dated June 30, 2007, as filed on August 29, 2007 (File No: 811-05629), and the Financial Statements of ING Legg Mason Partners Large Cap Growth Portfolio are included in the Annual Report, dated December 31, 2006, as filed on March 8, 2007, and the Semi-Annual Report, dated June 30, 2007, as filed on August 29, 2007 (File No: 811-08319).

This SAI is not a prospectus.  A Prospectus/Proxy Statement dated February 26, 2008, relating to the Reorganization of ING Legg Mason Partners Large Cap Growth Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-366-0066.  This SAI should be read in conjunction with the Prospectus/Proxy Statement.

PORTFOLIO MANAGER’S REPORT FOR ING MARSICO GROWTH PORTFOLIO

Set forth is an excerpt from ING Marsico Growth Portfolio’s Annual Report for the fiscal year dated December 31, 2006.

*              *              *              *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2006

In our semi-annual report, we described how the feast of the first quarter had turned to famine in the second quarter for global equity markets on concerns that rising interest rates would freeze out global growth.  Indeed as late as June 27, 2006, the year-to-date return on the Morgan Stanley Capital International (“MSCI”) World IndexSM(1) measured in local currencies, including net reinvested dividends had been precisely 0%.  However, the second half of the year ended December 31, 2006, was much healthier and the same index powered ahead 12.3% and for the year ended December 31, 2006, returned 20.07%.  The return to dollar based investors was a little better at 13.2%, as late in the year a slowing economy and hints that central banks would be diversifying out of dollars weighed on that currency.  For the six months ended December 31, 2006, the dollar fell 3.1 % against the euro and 5.6% against the pound, but gained 4.1 % on the yen due to stumbling growth and miniscule interest rates in Japan.  For the year ended December 31, 2006, the dollar fell 10.6% against the euro and 12.4% against the pound, but gained 1.3% against the yen.

As the first half of 2006 ended, the Federal Open Market Committee (“FOMC”) had just raised the federal funds rate for the seventeenth time since June 2004, to 5.25%.  The relatively mild accompanying language led many in the fixed income market to hope that the tightening cycle was now over.  Not everyone believed it, especially when new Middle East conflict pushed the price of oil to another record on July 14, 2006.  But data, especially on housing, had mostly pointed to cooling demand and a tame employment report on August 4, 2006 probably decided the matter.  Four days later the FOMC met and left rates unchanged.  The booming housing market had been a powerful driver of growth in recent years through new construction and demand created by mortgage loan refinancing.  This boom was deteriorating appreciably with housing prices and the key new building permits measure falling sharply.  Only in the last few days of 2006 did the slump show some signs of bottoming out with unexpectedly good new and existing home sales figures reported, along with rebounding consumer confidence.  For the six months ended December 31, 2006, the Lehman Brothers® Aggregate Bond (“LBAB”) Index(2) of investment grade bonds gained 5.09% and for the year ended December 31, 2006 it gained 4.33%.  The most important dynamic was the broad yield curve inversion, suggestive of an expected fall in interest rates and a further economic slow down.  The ten-year Treasury yield fell 43 basis points (0.43%) to 4.71%, while the yield on the three-month Bill rose by 3 basis points (0.03%) to 4.89%.  Since mid-August, with the exception of two days, bond investors had been prepared to lend money to the government for ten years at a lower interest rate than for three months.

Faced with fading business activity, as the key housing engine seized up, and a yield curve inverted to the point of recession according to some commentators, investors in U.S. equities must have been in the mood to sell.  Not so fast.  Those investors saw things differently and indeed the apparent “disagreement” between the bond market and global stock markets was a well discussed feature of the second half of the year.  For one thing, the oil price, having hit its record, fell back, as surly calm returned to the Middle East, as the summer driving and hurricane seasons came and went and as winter got off to a mild start in the key North East region.  The price of oil averaged 22% less in the fourth quarter than at its peak, boosting consumers’ spending power and confidence.  And if longer-term interest rates were falling then stocks looked more attractive as bonds provided less competition and the present value of future corporate profits rose.  Speaking of which, Standard & Poor’s 500® Composite Stock Price (“S&P 500®”) Index(3) companies duly reported their 13th straight double-digit quarterly percentage earnings gain.  Gross domestic product (“GDP”) growth may have slowed, but the share of corporate profits, reported at 12.4%, was the highest since the 1950’s.  The next merger or acquisition to get investors in the mood never seemed far away.  Five of them were even announced in one day on November 6, 2006, sending markets up about 1%.  For the six months ended December 31, 2006, the S&P 500® Index, including dividends, rose 12.7% and for the year ended December 31, 2006, the S&P 500® Index, including dividends, rose 15.8%.  All but 30 basis points (0.30%) of the gain came after August 8, 2006, making six-year highs as the year ended.

2

International markets, based on MSCI local currency indices, as in the U.S., finished near their best levels for the year.  In Japan the market advanced 8.7%, in 2006, after a late surge.  The long awaited increase in interest rates from 0.0% to 0.25% took place in July just as the economic recovery was losing impetus.  Third quarter growth was estimated at only 0.8% and generated by exports and capital spending alone.  Consumer spending was lagging despite low unemployment and almost flat prices, yet business confidence remained high and profit growth healthy.  Elsewhere, Asian markets ex Japan rose 28.2% in 2006, but with wide disparities, ranging from –2.0% in Thailand to 83.4% in China.  In Thailand the uncertainty caused by a military coup was compounded when the junta imposed exchange controls to hold back the strong baht, only to rescind them the next day.  China’s market soared in surely speculative excess, and in the absence of attractive alternatives, as investors sought a piece of the world’s fourth largest economy.  By the end of 2006 the Chinese market had become the third biggest emerging market after South Korea and Taiwan.  European ex UK markets surged 16.1%, in 2006.  The Eurozone’s GDP growth had recorded its best first half of a year since 2000, 1.7%, and the lowest unemployment rate, 7.8%, since the start of the Eurozone itself.  But as the second half of 2006, wore on there were signs that the best news was behind it and the third quarter’s annualized growth fell to 2.0%.  Business confidence, however, stayed buoyant and cheered by extensive merger and acquisition activity despite headwinds in the form of a strengthening euro, a hawkish European Central Bank that raised rates three times and the looming rise in German sales tax.  UK equities added 8.6% in the six months ended December 31, 2006.  The Bank of England raised rates twice as GDP growth accelerated to 2.9% year over year, inflation climbed above target and house prices, an important demand generator, continued their recovery with average prices up more than 10% in 2006.  Again, however, it was widespread, large scale mergers and acquisitions energizing the market.

(1)     The MSCI World IndexSM is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

(2)     The LBAB Index is a widely recognized, unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.

(3)     The S&P 500® Index is an unmanaged index that measures the performance of the securities of approximately 500 of the largest companies in the U.S.

All indices are unmanaged and investors cannot invest directly in an index.

Past performance does not guarantee future results.  The performance quoted represents past performance.  Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.  The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown.  Please call (800) 262-3862 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

*              *              *

3

ING Marsico Growth Portfolio	Portfolio Manager’s Report

The ING Marsico Growth Portfolio (the “Portfolio”) seeks capital appreciation.  The Portfolio is managed by Thomas F. Marsico, Chief Investment Officer of Marsico Capital Management, LLC (“Marsico”) — the Sub-Adviser.

Performance:  For the year ended December 31, 2006, the Portfolio’s Class S shares provided a total return of 4.94% compared to the Standard & Poor’s 500® Composite Stock Price Index(1) (“S&P 500® Index”), which returned 15.79% for the period.

Portfolio Specifics:  Several factors emerged as primary detractors to the Portfolio’s performance results in the period.  Decisively, the largest negative factor was the Portfolio’s holdings and overweighted posture in the health care sector.  Price declines in UnitedHealth Group, Inc., down 14%, the Portfolio’s largest holding throughout the period as well as its largest individual detractor, Genentech, Inc., down 12%, and Medtronic, Inc., down 18%, prior to being sold, were exacerbated by the Portfolio’s emphasis in the sector, which was a relatively weak performer for the benchmark index.  Energy was an area of strength for the benchmark index with a positive 24% absolute return.  The Portfolio’s underweighted posture in the sector, therefore, proved to be an opportunity cost and price declines in Peabody Energy Corp. and Halliburton Co., both down 6% and 10%, respectively, prior to being sold, further hampered returns.  Technology, hardware and equipment companies such as Apple Computer, down 13%, Qualcomm, Inc., down 14%, Motorola, Inc., down 4%, and Texas Instruments, Inc., down 13%, all of which were sold during the period, detracted materially from results.  Finally, the Portfolio’s emphasis and specific holdings in homebuilding and home improvement-related retailers, including KB Home, down 28%, Home Depot, down 17% prior to being sold, Lowe’s Cos., Inc., down 6%, and Lennar Corp., down 13%, were negative factors.

Several factors had a positive impact on performance results.  The most significant factor was stock selection and emphasis in the consumer services industry, including MGM Mirage, up 56%, Las Vegas Sands Corp., up 79%, Wynn Resorts Ltd., up 83%, Yum!Brands, Inc., up 27%, and Starbucks Corp., up 18%.  The same was true for the diversified financials industry, with Goldman Sachs Group, Inc., up 57%, the largest individual positive contributor, Chicago Mercantile Exchange Holdings, Inc., up 19% prior to being sold, and Lehman Brothers Holdings, Inc., up 23%, appreciating significantly.  Meanwhile, maintaining little to no exposure to the semiconductor and semi equipment and software and services industry groups, both of which were relatively weak performers for the benchmark index, benefited the Portfolio.  Certain other positions, including Comcast Corp., up 39%, UBS AG, up 34%, Industrial & Commercial Bank of China, up 37%, General Dynamics Corp., up 32%, and Lockheed Martin Corp., up 47%, each had material positive impacts on results.

Current Strategy and Outlook:  The Portfolio’s sector allocations as of December 31, 2006, emphasized consumer discretionary, industrials, financials, and health care companies.  Relative to the benchmark index, the Portfolio was significantly overweighted in the consumer discretionary, industrials, and health care sectors and underweighted in the information technology, energy, financials, consumer staples, and utilities sectors.  Our overall long-term outlook for equity returns remains relatively positive, based on our belief in evidence that suggests long-term interest rates will not likely rise a great deal, inflation will generally be constrained overall, and productivity gains will continue.  In addition, we find the current valuation of “growth” stocks to be compelling.  We believe the combination of lower interest rates and compelling valuations of growth equities may, over time, provide a favorable backdrop for faster growing, unique companies that Marsico seeks to hold in the Portfolio.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics.  The outlook for this Portfolio may differ from that presented for other ING Funds.  Performance for the different classes of shares will vary based on differences in fees associated with each class.

4

ING MARSICO GROWTH PORTFOLIO

Top Ten Holdings*

as of December 31, 2006

(as a percent of net assets)

UnitedHealth Group, Inc	7.2%

Genentech, Inc	5.4%

Goldman Sachs Group, Inc	5.1%

Comcast Corp.	4.4%

Procter & Gamble Co.	4.1%

FedEx Corp.	3.7%

Burlington Northern Sante Fe Corp.	3.6%

Toyota Motor Corp. ADR	3.4%

Lehman Brothers Holdings, Inc	3.3%

MGM Mirage	3.2%

* Excludes short term investments related to securities lending collateral.

Portfolio holdings are subject to change daily.

Industry Allocation
as of December 31, 2006

(as a percent of net assets)

*    Includes short-term investments related to securities lending collateral and U.S. government agency obligation.

(1) Includes eight industries which each represents less than 3.6% of net assets

Portfolio holdings are subject to change daily.

5

Average Annual Total Returns for the Periods Ended December 31, 2006

	1 Year	5 Year	Since Inception of Class ADV August 1, 2003	Since Inception of Class I May 5, 2003	Since Inception of Class S August 14, 1998		Since Inception of Class S2 September 9, 2002

Class ADV	4.59%	—	7.26%	—	—		—
Class I	5.22%	—	—	14.22%	—		—
Class S	4.94%	3.74%	—	—	3.50%		—
Class S2	4.77%	—	—	—	—		12.78%
S&P 500® Index(1)	15.79%	6.19%	13.13%	14.70%	4.47	%(2)	12.65	%(3)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING Marsico Growth Portfolio against the index indicated.  An index is unmanaged and has no cash in its portfolio, imposes no sales charges and incurs no operating expenses.  An investor cannot invest directly in an index.  Total returns do not include charges imposed by the insurance company separate account.  If these were included, performance would be lower.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Portfolio distributions or the redemption of Portfolio shares.

The performance shown may include the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return.  Had all fees and expenses been considered, the total returns would have been lower.

The performance update illustrates performance for a variable investment option available through a variable annuity contract and/or a variable universal life policy.  The performance shown indicates past performance and is not a projection or prediction of future results.  Actual investment returns and principal value will fluctuate so that shares and/or units, at redemption, may be worth more or less than their original cost.  For variable annuity contracts, please call (800) 992-0180 to get performance through the most recent month end.  For variable universal life policies, please log on to www.ing.com/us to get performance through the most recent month end.

This report contains statements that may be “forward-looking” statements.  Actual results may differ materially from those projected in the “forward-looking” statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover.  The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1)     The S&P 500® Index is an unmanaged index that measures the performance of the securities of approximately 500 of the largest companies in the U.S.

(2)     Since inception performance of the index is shown from August 1, 1998.

(3)     Since inception performance of the index is shown from September 1, 2002.

6

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article V, Section 5.4 of ING Investors Trust’s (the “Registrant’s”) Agreement and Declaration of Trust, provides for the indemnification of trustees and officers as follows:

The Trust shall indemnify (from the assets of the Series or Series in question or, if appropriate and permitted, from the assets of a Class or Classes) each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants, and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person’s action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (either and both of the conduct described in (i) and (ii) being referred to hereafter as “Disabling Conduct”).

Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee’s serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

The Trust has a management agreement with DSL, and the Trust and DSL have various portfolio management agreements with the portfolio managers (the “Agreements”).  Generally, the Trust will indemnify DSL and the portfolio managers under the Agreements for acts and omissions by DSL and/or the portfolio managers.  Also, DSL will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSL nor the portfolio managers are indemnified for acts or omissions where DSL and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

The Trust has a management agreement with ING Investments, LLC (“ING Investments”) with respect to ING American Funds Portfolios, ING LifeStyle Portfolios, ING MarketPro Portfolio, ING MarketStyle Portfolios, ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, MarketStyle, MarketPro, and ING VP Index Plus International Equity Portfolios.  Generally, the Trust will indemnify ING Investments from and against, any liability for, or any damages, expenses, or losses incurred in connection with, any act or omission connected with or arising out of any services rendered under the management agreement between the Trust and ING Investments, except by reason of willful misfeasance, bad faith, or negligence in the performance of the ING Investment’s duties, or by reason of reckless disregard of the its obligations and duties under the agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

ITEM 16.		EXHIBITS

(1)	(A)	Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

	(B)	Certificate of Amendment dated May 1, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (17)

	(C)	Amendment #2 effective May 1, 2003 to the Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

	(D)	Amendment #3 effective June 2, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

	(E)	Amendment #4 effective June 16, 2003 to Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (18)

	(F)	Amendment #5 dated August 25, 2003 to the Trust’s Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

	(G)	Amendment #6 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

	(H)	Amendment #7 effective September 2, 2003 to The Amended and Restated Agreement and Declaration of Trust dated February 26, 2002 (20)

	(I)	Amendment #9 effective November 11, 2003 to The Amended and Restated Agreement and Declaration of Trust (22)

	(J)	Amendment #10, effective June 2, 2003, to The Amended and Restated Agreement and Declaration of Trust (23)

	(K)	Amendment #11, effective January 20, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

	(L)	Amendment #12, effective February 25, 2004, to The Amended and Restated Agreement and Declaration of Trust (23)

	(M)	Amendment #13, effective August 1, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

	(N)	Amendment #14, effective August 6, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

	(O)	Amendment #15, dated September 3, 2004, to The Amended and Restated Agreement and Declaration of Trust (25)

	(P)	Amendment #16 effective November 8, 2004 to The Amended and Restated Agreement and Declaration of Trust (25)

(Q)	Amendment #17 effective February 1, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(R)	Amendment #18 effective April 29, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(S)	Amendment #19 effective May 2, 2005 to The Amended and Restated Agreement and Declaration of Trust (25)

(T)

Amendment #21 effective July 25, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to addition of ING MarketStyle Growth, ING MarketStyle Moderate Growth, ING MarketStyle Moderate, ING MarketPro, and ING VP Index Plus International Equity Portfolios (27)

(U)

Amendment #20 effective August 15, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Mercury Focus Value Portfolio to ING Mercury Large Cap Value Portfolio (27)

(V)

Amendment #22 effective August 29, 2005 to The Amended and Restated Agreement and Declaration of Trust with regard to re-designation of ING Jennison Equity Opportunities Portfolio to ING Wells Fargo Advantage Mid Cap Disciplined Portfolio (27)

(W)

Amendment #23 effective November 30, 2005 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING EquitiesPlus Portfolio, ING FMRSM Small Cap Equity Portfolio, ING Global Real Estate Portfolio, and ING Wells Fargo Small Cap Disciplined Portfolio (29)

(X)

Amendment #24 effective December 1, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Salomon Brothers Investors Portfolio to ING Lord Abbett Affiliated Portfolio (33)

(Y)

Amendment # 25 effective December 5, 2005 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Alliance Mid Cap Growth Portfolio to ING AllianceBernstein Mid Cap Growth Portfolio and ING Capital Guardian Managed Global Portfolio to ING Templeton Global Growth Portfolio (33)

(Z)	Amendment #26 dated January 3, 2006 to the Amended and Restated Agreement and Declaration of Trust to abolish the ING AIM Mid Cap Growth Portfolio (33)

(AA)

Amendment #27 effective March 24, 2006 to the Amended and Restated Agreement and Declaration of Trust to establish additional separate Series designated as ING Franklin Income Portfolio and ING Quantitative Small Cap Value Portfolio (33)

(BB)

Amendment #28 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to (1) Re-designate Service 1 Class shares to Service Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio; and (2) Designate Adviser Class shares and Institutional Class shares for ING LifeStyle Aggressive Growth Portfolio, ING LifeStyle Growth Portfolio, ING LifeStyle Moderate Growth Portfolio and ING LifeStyle Moderate Portfolio (33)

(CC)

Amendment #29 effective April 28, 2006 to the Amended and Restated Agreement and Declaration of Trust to re-designate ING Quantitative Small Cap Value Portfolio to ING Disciplined Small Cap Value Portfolio, and ING Salomon Brothers All Cap Portfolio to ING Legg Mason Partners All Cap Portfolio (33)

(DD)

Amendment #30, effective May 1, 2006, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(EE)

Amendment #31, effective August 7, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING MFS Mid Cap Growth Portfolio to ING FMRSM Mid Cap Growth Portfolio and ING Goldman Sachs TollkeeperSM Portfolio to ING Global Technology Portfolio (35)

(FF)

Amendment #32, effective November 6, 2006, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING Mercury Large Cap Growth Portfolio to ING BlackRock Large Cap Growth Portfolio, ING Mercury Large Cap Value Portfolio to ING BlackRock Large Cap Value Portfolio, ING FMRSM Earnings Growth Portfolio to ING FMRSM Large Cap Growth Portfolio and ING JPMorgan Small Cap Equity Portfolio to ING JPMorgan Small Cap Core Equity Portfolio (35)

(GG)

Amendment #33, with regard to ING Eagle Asset Capital Appreciation Portfolio, dated December 27, 2006, to the Amended and Restated Agreement and Declaration of Trust, Abolition of Series of Shares of Beneficial Interest (35)

(HH)

Amendment #34, effective April 3, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish additional separate Series designated as ING BlackRock Inflation Protected Bond Portfolio, ING Franklin Mutual Shares Portfolio and ING Franklin Templeton Founding Strategy Portfolio (36)

(II)

Amendment #35, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to re-designate ING International Portfolio to ING International Growth Opportunities Portfolio, ING Van Kampen Equity Growth Portfolio to ING Van Kampen Capital Growth portfolio, and ING Wells Fargo Mid Cap Disciplined Portfolio to ING Wells Fargo Disciplined Value Portfolio (36)

(JJ)	Amendment #36, effective April 30, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service Class shares for ING Stock Index Portfolio (36)

(KK)	Amendment #37 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Capital Guardian Small/Mid Cap Portfolio (38)

(LL)	Amendment #38 to the Amended and Restated Agreement and Declaration of Trust, to abolish ING Legg Mason Partners All Cap Portfolio (38)

(MM)	Amendment #39, effective June, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish an additional series designated as ING Focus 5 Portfolio (38)

(NN)	Amendment # 40, effective July 31, 2007, to the Amended and Restated Agreement and Declaration of Trust, to designate Service 2 Class shares for ING Stock Index Portfolio (38)

(OO)

Amendment #41, effective September 12, 2007, to the Amended and Restated Agreement and Declaration of Trust, to establish two additional series ING American Funds Bond Portfolio and ING LifeStyle Conservative Portfolio (40).

(2)	By-laws (1)

(3)	Not applicable.

(4)

Agreement and Plan of Reorganization between ING Investors Trust on behalf of its ING Marsico Growth Portfolio series and ING Partners, Inc. on behalf of its ING Legg Mason Partners Large Cap Growth Portfolio series — Filed herewith.

(5)	Instruments Defining Rights of Security Holders (1)

(6)	(A)	(1)

Amended and Restated Management Agreement, effective October 24, 1997, as amended May 24, 2002, is hereby amended and restated January 1, 2007 between ING Investors Trust and Directed Services, LLC (35)

(i)

Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Equity Portfolio, ING BlackRock Large Cap Value Portfolio, ING BlackRock Large Cap Growth Portfolio, ING UBS U.S. Allocation Portfolio and ING Van Kampen Equity Growth Portfolio, effective for the period May 1, 2006 through May 1, 2007 (35)

(ii)

Letter agreement, dated January 1, 2007, to reduce the annual investment management fee for ING Legg Mason Partners All Cap Portfolio, for the period from August 1, 2006 through and including May 1, 2008 (35)

(iii)

Amended Schedule A and Amended Schedule B, effective April 30, 2007, with respect to the Amended and Restated Management Agreement between ING Investors Trust and Directed Services, LLC, regarding ING Franklin Mutual Shares Portfolio (36)

			(iv)	Letter Agreement, dated April 30, 2007, to reduce the annual investment management fee for ING Van Kampen Capital Growth Portfolio, for the period from April 30, 2007 through May 1, 2008 (36)

(v)

Letter Agreement, dated May 1, 2007, to reduce the investment management fees for ING Capital Guardian U.S. Equities Portfolio, ING JPMorgan Small Cap Core Equity Portfolio and ING UBS U.S. Allocation Portfolio, for the period from May 1, 2007 through May 1, 2008 (36)

		(2)		Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC (for American Funds) (20)

			(i)	First Amendment to Investment Management Agreement, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

			(ii)	Second Amendment to Investment Management Agreement, dated August 21, 2003, between ING Investors Trust and ING Investments, LLC, effective as of December 15, 2006 (35)

		(iii)	Amended Schedule A, effective November 9, 2007, to the Investment Management Agreement dated August 21, 2003 between ING Investors Trust and ING Investments, LLC (41)

	(3)		Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC (24)

		(i)	First Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC, effective as of September 2, 2004 (25)

(ii)

Amended Schedule A, effective October 17, 2007, with respect to the Management Agreement between ING Investors Trust and ING Investments, LLC, regarding ING Disciplined Small Cap Value, ING EquitiesPlus, ING Global Real Estate, ING MarketStyle, ING MarketPro, and ING VP Index Plus International Equity Portfolios (40)

		(iii)	Second Amendment to Management Agreement, dated February 25, 2004, between ING Investors Trust and ING Investments, LLC effective as of December 15, 2006 (35)

	(4)	Amended and Restated Investment Management Agreement, effective April 29, 2005 is hereby amended and restated January 1, 2007, between ING Investors Trust and Directed Services, LLC (35)

(i)

Amended Schedule A, effective August 20, 2007, with respect to the Amended and Restated Investment Management Agreement between ING Investors Trust and Directed Services, LLC, regarding ING Focus 5 Portfolio (39)

	(5)	Letter Agreement, dated January 1, 2007, between ING Investors Trust and Directed Services, LLC (36).

(B)	Portfolio Management Agreements

	(1)	Portfolio Management Agreement, dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (2)

		(i)	Schedule A to Portfolio Management Agreement (25)

(ii)

Amended Schedule B, effective April 28, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. regarding ING T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income Portfolios (34)

		(iii)	Letter Agreement, dated December 5, 2001, to Portfolio Manager Agreement with T. Rowe Price Associates, Inc. (11)

		(iv)	Second Amendment to Portfolio Manager Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc. (22)

		(v)	Third Amendment to Portfolio Manager Agreement dated October 24, 1997, between ING Investors Trust, Directed Services, Inc. and T. Rowe Price Associates, Inc., effective as of December 15, 2006 (35)

(2)	Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Direct Services Inc., and Lord, Abbett & Co. LLC (35)

	(i)	First Amendment to Portfolio Management Agreement dated December 1, 2005 among ING Investors Trust, Directed Services, Inc., and Lord, Abbett & Co. LLC, effective as of December 15, 2006 (37)

(3)

Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated on April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company (33)

	(i)	Termination Letter, dated June 7, 2006 to terminate Massachusetts Financial Service Company as Portfolio Manager to ING MFS Mid Cap Growth Portfolio (35)

(ii)

First Amendment to Amended and Restated Portfolio Management Agreement, dated August 10, 1998 and restated April 29, 2005, among ING Investors Trust, Directed Services, Inc. and Massachusetts Financial Services Company effective as of December 15, 2006 (37)

(4)	Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management L.P. (1)

	(i)	Schedule A and Schedule B Compensation for Services to Series (25)

	(ii)	First Amendment to Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Alliance Capital Management, L.P. (22)

	(iii)	Second Amendment to Portfolio Management Agreement, dated February 26, 1999, between ING Investors Trust, Directed Services, Inc. and AllianceBernstein, L.P., effective as of December 15, 2006 (35)

(5)	Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and Salomon Brothers Asset Management Inc. (33)

	(i)	Amended Schedule B, effective August, 1, 2006, Compensation for Series (35)

	(ii)	Assumption Agreement made December 1, 2006 between Salomon Brothers Asset Management Inc and CAM North America, LLC (to be renamed ClearBridge Advisors, LLC) (35)

	(iii)	First Amendment to Portfolio Management Agreement, dated December 1, 2005, between ING Investors Trust, Directed Services, Inc. and ClearBridge Advisors, LLC dated December 15, 2006 (35)

(6)	Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company (9)

	(i)	Schedule A (26)

	(ii)	Amended Schedule B, dated April 29, 2005, Compensation for Services to Series (35)

	(iii)	Termination letter, dated October 6, 2005 to terminate Capital Guardian Trust Company as Portfolio Manager to ING Capital Guardian Managed Global Portfolio (33).

(iv)

First Amendment to Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Capital Guardian Trust Company effective as of December 15, 2006 (37)

(7)	Amended and Restated Portfolio Management Agreement, dated May 2, 2005, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (33)

(i)

Sub-Sub-Advisory Agreement, dated May 2, 2005, between FMR Co., Inc. and Fidelity Research and Management Company in regards to ING FMRSM Earnings Growth Portfolio and ING FMR Diversified Mid Cap Portfolio (33)

(ii)

Amended Schedule A, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iii)

Amended Schedule B Compensation for Services to Series, effective August 7, 2006, to the Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company (34)

(iv)

First Amendment to Amended and Restated Portfolio Management Agreement, dated January 28, 2000, between ING Investors Trust, Directed Services, Inc. and Fidelity Management & Research Company, effective December 15, 2006 (37)

(8)	Portfolio Management Agreement, dated April 30, 2001, between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC (18)

	(i)	Amended Schedule A and Amended Schedule B Compensation for Services to Series, dated March 24, 2004 (26)

(ii)

First Amendment to Portfolio Management Agreement, dated April 30, 2001 between ING Investors Trust, Directed Services, Inc. and Pacific Investment Management Company, LLC effective as of December 15, 2006 (35)

(9)	Portfolio Management Agreement, dated May 1, 2002, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management Inc. (18)

	(i)	Schedule A (25)

	(ii)	Sub-Advisory Agreement, dated December 1, 2003, between Morgan Stanley Investment Management Inc. and Morgan Stanley Investment Management Limited (22)

	(iii)	Amendment to Portfolio Management Agreement and Amended Schedule B, dated June 1, 2005, between ING Investors Trust, Directed Services, Inc. and Morgan Stanley Investment Management, Inc. (33)

(iv)

Second Amendment to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of December 15, 2006 (36)

(v)

Third Amendment to Portfolio Management Agreement, dated May 1, 2002, among ING Investors Trust, Directed Services, Inc., and Morgan Stanley Investment Management Inc., d/b/a Van Kampen, effective as of April 30, 2007 (36)

(10)

Amended and Restated Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and J.P. Morgan Investment Management, Inc. (successor to J.P. Morgan Fleming Asset Management (USA), Inc.) dated March 26, 2002, as amended and restated April 29, 2005 (34)

(i)

First Amendment to the Amended and Restated Portfolio Management Agreement, dated March 26, 2002 as amended and restated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and J. P. Morgan Investment Management Inc. effective as of December 15, 2006 (36).

(11)	Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (18)

	(i)	Schedule A (25)

	(ii)	First Amendment to Portfolio Management Agreement, effective as of July 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

	(iii)	Second Amendment to the Portfolio Management Agreement, effective as of September 1, 2003, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC (23)

	(iv)	Letter to amend the Portfolio Management Agreement, dated April 13, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC dated January 1, 2004 (35)

	(v)	Termination Letter, dated February 26, 2004, to Janus Capital Management LLC from Registrant regarding the ING Janus Growth and Income Portfolio (23)

	(vi)	Fourth Amendment to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc., and Janus Capital Management LLC effective as of December 15, 2006 (36).

(vii)

Amended Schedule B, Compensation for Services to Series to Portfolio Management Agreement, dated April 3, 2002, between ING Investors Trust, Directed Services, Inc. and Janus Capital Management LLC, effective April 30, 2007 (37)

(12)	Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. (20)

	(i)	Amended Schedule B Compensation for Services to Series to Portfolio Management Agreement, dated April 29, 2005 (33)

(ii)

First Amendment to Portfolio Management Agreement, dated May 1, 2003, between ING Investors Trust, Directed Services, Inc. and UBS Global Asset Management (Americas) Inc. effective as of December 15, 2006 (36)

(13)	Amended and Restated Portfolio Management Agreement, effective as of April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC (27)

(i)

First Amendment to Amended and Restated Portfolio Management Agreement dated April 29, 2005 between ING Investors Trust, Directed Services, Inc. and Marsico Capital Management, LLC, effective December 15, 2006 (35)

(14)	Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC (19)

	(i)	First Amendment to Sub-Advisory Agreement, dated September 2, 2003, between Directed Services, Inc. and Julius Baer Investment Management LLC, effective as of December 15, 2006 (36).

(15)	Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. (22)

	(i)	Amended Schedule A to the Sub-Advisory Agreement between Directed Services, Inc. and Aeltus Investment Management, Inc., effective August 20, 2006 (39)

	(ii)	First Amendment to Sub-Advisory Agreement, dated August 1, 2003, between Directed Services, Inc. and Aeltus Investment Management, Inc. effective as of September 1, 2003 (22)

(iii)

Second Amendment to the Sub-Advisory Agreement, dated August 1, 2003 between Directed Services, Inc. and ING Investment Management Co. (formerly Aeltus Investment Management, Inc.) effective as of December 15, 2006 (35)

(16)	Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios (28)

(i)

First Amendment to Sub-Advisory Agreement, dated August 15, 2005, between ING Investments, LLC and ING Investment Management Co. with respect to ING MarketStyle Portfolios, effective as of December 15, 2006 (35)

(17)		Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC (24)

(i)

First Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Evergreen Investment Management Company, LLC effective as of December 15, 2006 (36)

(18)	Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. (25)

	(i)	First Amendment to Portfolio Management Agreement, dated May 3, 2004 between ING Investors Trust, Directed Services, Inc. and Legg Mason Funds Management, Inc. effective as of December 1, 2005 (33)

(ii)

Second Amendment to Portfolio Management Agreement, dated May 3, 2004, between ING Investors Trust, Directed Services, Inc. and Legg Mason Capital Management, Inc., effective as of December 15, 2006. (35)

(19)	Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V. (28)

(i) First Amendment to Sub-Advisory Agreement, dated July 29, 2005, between ING Investments, LLC and ING Investment Management Advisors B.V., effective as of December 15, 2006 (35)

(20)	Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (26)

(i)

Amended Schedule A Compensation for Services to Series, effective May 11, 2006, to the Portfolio Management Agreement between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. (39)

(ii)

First Amendment to Portfolio Management Agreement, dated April 29, 2005, between ING Investors Trust, Directed Services, Inc. and Pioneer Investment Management, Inc. effective as of December 15, 2006 (36)

(21)	Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. (25)

(i) First Amendment to Portfolio Management Agreement, dated November 8, 2004, between ING Investors Trust, Directed Services, Inc. and OppenheimerFunds, Inc. effective as of December 15, 2006 (36)

(22)	Portfolio Management Agreement, dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. (29)

(i) Amended Schedule A Compensation for Services to Series, effective November 30, 2005 (29)

(ii) First Amendment to Portfolio Management Agreement dated August 29, 2005, between ING Investors Trust, Directed Services, Inc. and Wells Capital Management, Inc. effective as of December 15, 2006 (35)

(23)	Sub-Advisory Agreement between ING Investments, LLC and ING Clarion Real Estate Securities, L.P. dated January 3, 2006 with respect to ING Global Real Estate Portfolio (30)

(i)

Amended Schedule A to the Sub-Advisory Agreement dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective April 28, 2006 (35)

(ii)

First Amendment to Sub-Advisory Agreement, dated January 3, 2006 between ING Investments, LLC and ING Clarion Real Estate Securities L.P. with respect to ING Global Real Estate Fund effective as of December 15, 2006 (35)

(24)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio (34)

(i)

First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investors Trust, Directed Services, Inc. and Franklin Advisers, Inc. regarding ING Franklin Income Portfolio effective as of December 15, 2006 (36)

		(25)	Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

(i)

First Amendment to Sub-Advisory Agreement, dated April 28, 2006, between ING Investments, LLC and ING Investment Management Co. regarding ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio effective as of December 15, 2006 (35)

		(26)	Sub-Advisory Agreement, dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (36)

(i) Amended Schedule A, effective April 30, 2007, to the Sub-Advisory Agreement dated February 2, 2007 between ING Investors Trust, Directed Services, LLC and BlackRock Investment Management, LLC (39)

		(27)	Sub-Advisory Agreement, dated April 30, 2007, between ING Investors Trust, Directed Services, LLC and BlackRock Financial Management, Inc. (37)

		(28)	Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited (35)

(i)

Amended Schedule A to the Portfolio Management Agreement, dated December 5, 2005 between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited, effective April 28, 2006 (35)

(ii) First Amendment to Portfolio Management Agreement, dated December 5, 2005, between ING Investors Trust, Directed Services, Inc. and Templeton Global Advisors Limited dated December 15, 2006 (35)

(7)	(A)	(1)	(1) Distribution Agreement, dated January 1, 2007, between ING Investors Trust and ING Funds Distributor, LLC (35)

(i) Amended Schedule A, effective November 9, 2007, to the Distribution Agreement between ING Investors Trust and ING Funds Distributor, LLC (41)

(8)	Not Applicable.

(9)	(A)	(1)	Custody Agreement, dated January 6, 2003, with The Bank of New York (19)

(i) Amended Exhibit A, to the Custody Agreement, dated January 6, 2003, with the Bank of New York effective November 9, 2007 (41)

		(2)	Foreign Custody Manager Agreement, dated January 6, 2003, with the Bank of New York (20)

			(i)	Amended Exhibit A, to the Foreign Custody Agreement, dated January 6, 2003, with the Bank of New York, effective November 9, 2007 (41)

		(3)		Fund Accounting Agreement, dated January 6, 2003, with Bank of New York (22)

			(i)	Amended Exhibit A, to the Fund Accounting Agreement, dated January 6, 2003, with the Bank of New York effective November 9, 2007 (41)

(10)	(A)	(1)	Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares, effective January 1, 2007 (36)

			(i)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated July 31, 2007, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares (38)

			(ii)	Amended Schedule A, effective October 17, 2007, to the Amended and Restated Distribution Plan with ING Investors Trust for Service 2 Class shares (40)

			(iii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated October 17, 2007, regarding the reduction in fee payable under the ING Investors Trust Distribution Plan for Service 2 Class Shares (40)

	(B)	(1)	Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares effective January 1, 2007 (36).

			(i)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares (36).

			(ii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated August 20, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING Focus 5 Portfolio (39)

			(iii)	Amended Schedule A, effective October 17, 2007, to Second Amended and Restated Shareholder Service and Distribution Plan for Adviser Class Shares (39)

			(iv)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated October 17, 2007, regarding the reduction in fee payable under the ING Investors Trust Shareholder Service and Distribution Plan for the Adviser Class shares with respect to ING LifeStyle Conservative Portfolio (40)

	(C)

ING Investors Trust Amended and Restated Distribution Plan with ING Investors Trust, effective January 1, 2007, for ING American Fund Growth Portfolio, ING American Funds International Portfolio and ING American Funds Growth – Income Portfolio (36).

	(D)			Amended and Restated Distribution Plan with ING Investors Trust, effective November 9, 2007, for ING American Funds Portfolios (41)

	(E)	(1)		Shareholder Service Plan with ING Investors Trust, effective January 1, 2007 for Service and Service 2 Class Shares (36)

(i)

Amended Schedule A Schedule of Series, effective October 17, 2007, with respect to the Shareholder Service Plan for Service and Service 2 Class shares, between ING Investors Trust and ING Funds Distributor, LLC regarding ING ING LifeStyle Conservative Portfolio (40)

(ii)

Letter to ING Investors Trust from ING Funds Distributor, LLC, dated January 1, 2007 regarding the waiving of service fee payable to ING Funds Distributor, LLC for the Service Class Shares of ING Van Kampen Growth and Income Portfolio (36).

	(F)		Shareholder Service Plan, effective November 9, 2007, with ING Investors Trust for ING American Funds Portfolios (41)

	(G)	(1)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust, approved March 30, 2005 (26)

(i) Amended Schedule A, effective October 17, 2007, with respect to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 for ING Investors Trust (39)

(11)	Opinion and Consent of Counsel — Filed herewith.

(12)			Opinion and Consent of Counsel Supporting Tax Matters and Consequences — To be filed by subsequent post-effective amendment.

(13)	(A)	(1)	Amended and Restated Administrative Services Sub-Contract, effective January 2, 2003, as amended and restated on January 1, 2007 between Directed Services LLC and ING Funds Services, LLC (35)

(i)

Amended Schedule A, effective April 30, 2007, to the Amended and Restated Administrative Services Sub-Contract between Directed Services, LLC and ING Funds Services, LLC to include ING Franklin Mutual Shares Portfolio and the redesignation of ING Van Kampen Equity Growth Portfolio and ING Van Kampen Capital Growth Portfolio (36)

		(2)	Administrative and Shareholder Service Agreement, dated September 27, 2000, between Directed Services, Inc. and Security Life of Denver Insurance Company (27)

		(3)	Administrative and Shareholder Service Agreement, dated December 11, 2000, between Directed Services, Inc. and Southland Life Insurance Company (13)

		(4)	Amended and Restated Administration Agreement, dated August 21, 2003 as amended and restated April 29, 2005, between ING Investors Trust and ING Funds Services, LLC (26)

(i)

Amended Schedule A, effective July 17, 2006, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(ii)

Amended Schedule A, effective April 30, 2007, to the Amended and Restated Administration Agreement between ING Investors Trust and ING Funds Services, LLC to include ING BlackRock Inflation Protected Bond Portfolio and ING Franklin Templeton Founding Strategies Portfolio (36).

	(5)	Administration Agreement, dated May 3, 2004, between ING Investors Trust and ING Funds Services, LLC (24)

		(i)	Amended Schedule A, effective August 15, 2005 to the Administration Agreement between ING Investors Trust and ING Funds Services, LLC (27)

(B)	(1)	Amended and Restated Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. (25)

(i)

Amended Schedule A of Series, dated April 29, 2005, with respect to the Amended and Restated Shareholder Services Agreement between ING Investors Trust and Directed Services, LLC, effective July 17, 2006, to include ING FMRSM Equity Income Portfolio and ING Pioneer Equity Income Portfolio (34)

(2)

Shareholder Services Agreement, dated April 29, 2005, between ING Investors Trust and Directed Services, Inc. with respect to ING FMRSM Earnings Growth, ING JPMorgan Value Opportunities, ING Marsico International Opportunities and ING MFS Utilities Portfolios (25)

	(3)	Third Party Brokerage Agreement, dated March 1, 2002, between The Citation Group of Merrill Lynch, Pierce, Fenner & Smith Incorporated and GCG Trust (25)

	(4)	Securities Lending Agreement and Guaranty with The Bank of New York and Schedule I, dated August 7, 2003 (22)

		(i)	Amended Exhibit A, effective November 9, 2007, with respect to the Securities Lending Agreement and Guaranty, dated August 7, 2003 (41)

		(ii)	Global Securities Lending Supplement (25)

(C)	(1)	Organizational Agreement for Golden American Life Insurance Company (1)

		(i)	Assignment Agreement dated March 20, 1991 for Organizational Agreement (for Golden American Life Insurance) (1)

		(ii)	Form of Addendum to Organizational Agreement (for Golden American Life Insurance Company) adding Market Manager Series and Value Equity Series (2)

		(iii)	Addendum dated September 25, 1995 to the Organizational Agreement adding the Strategic Equity Series (1)

		(iv)	Addendum dated December 29, 1995 to the Organizational Agreement adding the Small Cap Series (14)

		(v)	Form of Addendum to the Organizational Agreement adding Managed Global Series (15)

(vi)

Addendum dated August 19, 1997 to the Organizational Agreement adding Mid-Cap Growth Series, Research Series, Total Return Series, Growth & Income Series, Value & Growth, Global Fixed Income Series, Growth Opportunities Series, and Developing World Series (8)

		(vii)	Addendum dated February 16, 1999 to the Organizational Agreement adding International Equity Series and the Large Cap Value Series (9)

		(viii)	Addendum dated June 15, 1999 to the Organizational Agreement adding Investors Series, All Cap Series and the Large Cap Growth Series (9)

		(ix)	Addendum dated May 18, 2000 to the Organizational Agreement adding Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series (4)

		(x)	Addendum dated November 16, 2000 to the Organizational Agreement adding International Equity Series (5)

		(xi)	Addendum dated February 22, 2001 to the Organizational Agreement adding Internet Tollkeeper Series (6)

(xii)

Addendum dated February 26, 2002 to the Organizational Agreement adding: Global Franchise, Equity Growth, J.P. Morgan Fleming, Small Cap Equity, Fundamental Growth, Focus Value, International Enhanced EAFE (7)

	(2)	Organizational Agreement for The Mutual Benefit Life Insurance Company (2)

		(i)	Assignment Agreement for Organizational Agreement (for The Mutual Benefit Life Insurance Company) (1)

(D)	(1)	Settlement Agreement for Golden American Life Insurance Company (1)

	(2)	Assignment Agreement for Settlement Agreement (2)

	(3)	Settlement Agreement for The Mutual Benefit Life Insurance Company (1)

	(4)	Assignment Agreement for Settlement Agreement (1)

(E)	(1)	Indemnification Agreement dated March 20, 1991 between The Specialty Managers Trust and Directed Services, Inc. (1)

	(2)	Form of Indemnification Agreement dated October 25, 2004 by and among Lion Connecticut Holdings Inc. and the registered investment companies identified on Schedule A (25)

		(i)	Form of Schedule A with respect to Indemnification Agreement (25)

(F)	(1)

Form of Fund Participation Agreement, effective January 1, 2007, among ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Security Life of Denver Insurance Company and ING Funds Distributor, LLC and ING Investors Trust and ING Partners, Inc.(36)

(2)

Form of Shareholder Servicing Agreement, effective January 1, 2007, between ING Investors Trust, ING Partners, Inc., ING Funds Distributor, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company (36)

(G)	(1)	Agency Agreement dated November 30, 2000 between the Funds and DST Systems, Inc. (20)

(i) Amended and Restated Exhibit A, effective November 9, 2007 with respect to the Agency Agreement, dated November 30, 2000, between The Funds and DST Systems, Inc. (41)

(H)	(1)	Allocation Agreement dated May 24, 2002 — Fidelity Bond (23)

(i) Amended Schedule A with respect to the Allocation Agreement — Blanket Bond (33)

	(2)	Allocation Agreement dated May 24, 2002 — Directors & Officers Liability (23)

(i) Amended Schedule A with respect to the Allocation Agreement — Directors and Officers Liability (33)

	(3)	Amended and Restated Proxy Agent Fee Allocation Agreement effective August 21, 2003 as amended and restated on January 1, 2007 (36).

	(4)	FT Interactive Fee Allocation Agreement made August 21, 2003 (23)

(i) Amended Schedule A with respect to the FT Interactive Fee Allocation Agreement (33)

(ii) Form of Amended Schedule C with respect to the FT Interactive Data Services Agreement (24)

	(5)	Amended and Restated The Bank of New York-Wilshire Atlas/Axion Attribution and Risk Analysis System Fee Allocation Agreement, dated January 1, 2007 (36).

(I)	(1)	Amended and Restated Expense Limitation Agreement, effective February 25, 2004, restated February 1, 2005, between ING Investments, LLC and ING Investors Trust (25)

(i)

Amended Schedule A, effective April 28, 2006, to the Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Investors Trust, to include ING Disciplined Small Cap Value Portfolio and ING EquitiesPlus Portfolio (33)

	(2)	Amended and Restated Expense Limitation Agreement, effective February 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

(i) Form of Amended Schedule A, effective April 30, 2007, to the Amended and Restated Expense Limitation Agreement between ING Funds Distributor, LLC and ING Investors Trust (36)

	(3)	Amended and Restated Expense Limitation Agreement, effective January 1, 2005, amended and restated on January 1, 2007 between Directed Services, LLC and ING Investors Trust (36)

	(4)	Amended and Restated Expense Limitation Agreement, dated September 23, 2005, amended and restated on January 1, 2007 between ING Funds Distributor, LLC and ING Investors Trust (36).

(5)

Letter Agreement, dated April 30, 2007, between Directed Services, LLC and ING Investors Trust, regarding ING BlackRock LargeCap Growth Portfolio and ING Janus Contrarian Portfolio for the period of April 30, 2007 through May 1, 2009 (36)

(14)	Consent of independent auditor - Filed herewith.

(15)	Not applicable.

(16)	Powers of attorney - Filed herewith.

(17)	Not applicable.

*	To be filed by subsequent Post-Effective Amendment

	(1)	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of The GCG Trust as filed on May 3, 1999 File No. 33-23512.
	(2)	Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 26, 1997, File No. 33-23512.
	(3)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.
	(4)	Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.
	(5)	Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 1, 2000 File No. 33-23512.
	(6)	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A of the GCG Trust as filed on April 27, 2001 File No. 33-23512.
	(7)	Incorporated by reference to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of The GCG Trust as filed on April 24, 2002 File No. 33-23512.
	(8)	Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of The GCG Trust as filed on September 2, 1997, File No. 33-23512.
	(9)	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.
	(10)	Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 12, 2001 File No. 33-23512.
	(11)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 8, 2002 File No. 33-23512.
(12)

Incorporated by reference to Post-Effective Amendment No. 14 to the Form S-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1 as filed with the Securities and Exchange Commission on April 19, 2001 (File No. 33-74190).

(13)

Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form S-6 for Southland Life Insurance Company and its Southland Separate Account L1 as filed with the Securities and Exchange Commission on October 13, 2000 (File No. 33-97852).

	(14)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of The GCG Trust as filed on December 22, 1995, File No. 33-23512.
	(15)	Incorporated by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of The GCG Trust as filed on June 14, 1996, File No. 33-23512.
	(16)	Incorporated by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 10, 2003, File No. 33-23512.
(17)

Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on April 30, 2003, File No. 33-23512.

(18)

Incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on August 1, 2003, File No. 33-23512.

(19)

Incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on September 2, 2003, File No. 33-23512.

(20)

Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the ING Investors Trust (formerly, The GCG Trust) as filed on November 5, 2003, File No. 33-23512.

(21)	Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on January 30, 2004, File No. 33-23512.
(22)	Incorporated by reference to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on February 27, 2004, File No. 33-23512.
(23)	Incorporated by reference to Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.
(24)	Incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A of the ING Investors Trust as filed on April 30, 2004, File No. 33-23512.
(25)	Incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 11, 2005, File No. 33-23512.
(26)	Incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the ING Investors Trust as filed April 29, 2005, File No. 33-23512.
(27)	Incorporated by reference to Post-Effective Amendment No. 66 to the Registration Statement on Form N-1A of the ING Investors Trust as filed July 26, 2005, File No. 33-23512.
(28)	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A of the ING Investors Trust as filed October 19, 2005, File No. 33-23512.
(29)	Incorporated by reference to Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A of the ING Investors Trust as filed November 28, 2005, File No. 33-23512.
(30)	Incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 3, 2006, File No. 33-23512.
(31)	Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A of the ING Investors Trust as filed January 27, 2006, File No. 33-23512.
(32)	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of the ING Investors Trust as filed March 29, 2006, File No. 33-23512.
(33)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2006, File No. 33-23512.
(34)	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 14, 2006.
(35)	Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of ING Investors Trust as filed February 7, 2007.
(36)	Incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A of ING Investors Trust as filed April 27, 2007.
(37)	Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A of ING Investors Trust as filed June 4, 2007.
(38)	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of ING Investors Trust as filed July 27, 2007
(39)	Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement on Form N-1A of ING Investors Trust as filed on August 17, 2007
(40)	Incorporated by reference to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of ING Investors Trust as filed on October 16, 2007
(41)	Incorporated by reference to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of ING Investors Trust as filed on November 5, 2007

ITEM 17.	UNDERTAKINGS

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned registrant under takes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and the State of Arizona on the 4th  day of  January, 2008.

ING INVESTORS TRUST

By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Assistant Secretary

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

	President and Chief Executive	January 4, 2008
Shaun P. Mathews*	Officer

	Senior Vice President and	January 4, 2008
Todd Modic*	Chief/Principal Financial Officer

	Trustee	January 4, 2008
Colleen D. Baldwin*

	Trustee	January 4, 2008
John V. Boyer*

	Trustee	January 4, 2008
Patricia W. Chadwick*

	Trustee	January 4, 2008
Robert W. Crispin*

	Trustee	January 4, 2008
Peter S. Drotch*

	Trustee	January 4, 2008
J. Michael Earley*

	Trustee	January 4, 2008
Patrick W. Kenny*

	Trustee	January 4, 2008
Sheryl K. Pressler*

	Trustee	January 4, 2008
David W.C. Putnam*

	Trustee	January 4, 2008
Roger B. Vincent*

* By:	/s/ Theresa K. Kelety
Theresa K. Kelety
Assistant Secretary**

**	Powers of Attorney for Shaun P. Mathews, Todd Modic and each Trustee – Filed herewith.

EXHIBIT INDEX

EXHIBIT NUMBER	EXHIBIT DESCRIPTION

(4)

Agreement and Plan of Reorganization dated December 5, 2007 between ING Investors Trust on behalf of its ING Marsico Growth Portfolio series and ING Partners, Inc. on behalf of its ING Legg Mason Partners Large Cap Growth series

(11)	Opinion of Counsel
(14)	Consent of Independent Auditors
(16)	Powers of Attorney